UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-10321
RiverSource Managers Series, Inc.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: May 31
Date of reporting period: November 30, 2010

Item 1. Reports to Stockholders.

Semiannual Report

Columbia Multi-Advisor Small Cap Value Fund
(formerly known as RiverSource Partners Small Cap Value Fund)

Semiannual Report for the Period Ended
November 30, 2010

Columbia Multi-Advisor Small Cap Value Fund seeks to provide shareholders with long-term capital appreciation.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	12

Statement of Assets and Liabilities	27

Statement of Operations	29

Statements of Changes in Net Assets	31

Financial Highlights	34

Notes to Financial Statements	43

Approval of Investment Management Services Agreement	58

Proxy Voting	58

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Multi-Advisor Small Cap Value Fund (the Fund) Class A shares rose 8.15% (excluding sales charge) for the six months ended November 30, 2010.

>	The Fund outperformed its benchmark, the Russell 2000® Value Index, which rose 6.67% during the six-month period.

>	The Fund underperformed its peer group, as represented by the Lipper Small-Cap Value Funds Index, which gained 8.56% during the same time period.

ANNUALIZED TOTAL RETURNS (for period ended November 30, 2010)

Since
inception
	6 months*	1 year	3 years	5 years	6/18/01
Columbia Multi-Advisor Small Cap Value Fund Class A (excluding sales charge)	+8.15%	+25.24%	+3.40%	+4.44%	+7.92%

Russell 2000 Value Index (unmanaged)(1)	+6.67%	+23.66%	-0.78%	+1.72%	+7.05%

Lipper Small-Cap Value Funds Index (unmanaged)(2)	+8.56%	+24.30%	+0.98%	+3.07%	+7.99%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Russell 2000® Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

4  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at November 30, 2010
Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 6/18/01)	+8.15%	+25.24%	+3.40%	+4.44%	+7.92%

Class B (inception 6/18/01)	+7.71%	+24.11%	+2.63%	+3.74%	+7.26%

Class C (inception 6/18/01)	+7.69%	+24.05%	+2.63%	+3.73%	+7.27%

Class I (inception 3/4/04)	+8.24%	+25.45%	+3.83%	+4.83%	+6.12%

Class R** (inception 12/11/06)	+7.96%	+24.76%	+3.06%	N/A	+0.92%

Class R3 (inception 12/11/06)	+7.83%	+24.88%	+3.36%	N/A	+1.28%

Class R4 (inception 6/18/01)	+7.97%	+25.17%	+3.61%	+4.65%	+8.09%

Class R5 (inception 12/11/06)	+8.14%	+25.58%	+3.73%	N/A	+1.64%

Class Z (inception 9/27/10)	N/A	N/A	N/A	N/A	+8.45%

With sales charge
Class A (inception 6/18/01)	+1.92%	+18.03%	+1.38%	+3.21%	+7.24%

Class B (inception 6/18/01)	+2.71%	+19.11%	+1.76%	+3.49%	+7.26%

Class C (inception 6/18/01)	+6.69%	+23.05%	+2.63%	+3.73%	+7.27%

Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R, Class R3, Class R4, Class R5 and Class Z shares. Class I, Class R, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class Z shares are offered to certain eligible investors.

*	Not annualized.
**	Effective September 7, 2010, Class R2 shares were renamed Class R shares.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

SECTOR BREAKDOWN(1) (at November 30, 2010)

Consumer Discretionary	15.6%

Consumer Staples	1.6%

Energy	5.9%

Financials	16.9%

Health Care	4.9%

Industrials	17.5%

Information Technology	18.1%

Materials	3.6%

Telecommunication Services	0.3%

Utilities	3.3%

Other(2)	12.3%

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at November 30, 2010)

Tesoro Corp.	1.9%

Dillard’s, Inc., Class A	1.9%

Vishay Intertechnology, Inc.	1.8%

Montpelier Re Holdings Ltd.	1.6%

MI Developments, Inc., Class A	1.5%

Men’s Wearhouse, Inc. (The)	1.5%

PolyOne Corp.	1.5%

Air France-KLM, ADR	1.4%

Platinum Underwriters Holdings Ltd.	1.4%

Littelfuse, Inc.	1.4%

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until November 30, 2010.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Direct expenses paid during the period” to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading “Direct and indirect expenses paid during the period.”

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Direct and
			Direct		indirect
	Beginning	Ending	expenses		expenses
	account value	account value	paid during		paid during
	June 1, 2010(a)	Nov. 30, 2010	the period(b)		the period(c)
Class A

Actual(d)	$1,000	$1,081.50	$8.27	(e)	$8.49	(e)

Hypothetical (5% return before expenses)	$1,000	$1,017.53	$8.02	(e)	$8.22	(e)

Class B

Actual(d)	$1,000	$1,077.10	$12.28	(e)	$12.49	(e)

Hypothetical (5% return before expenses)	$1,000	$1,013.66	$11.90	(e)	$12.11	(e)

Class C

Actual(d)	$1,000	$1,076.90	$12.28	(e)	$12.49	(e)

Hypothetical (5% return before expenses)	$1,000	$1,013.66	$11.90	(e)	$12.11	(e)

Class I

Actual(d)	$1,000	$1,082.40	$5.89	(e)	$6.10	(e)

Hypothetical (5% return before expenses)	$1,000	$1,019.82	$5.71	(e)	$5.92	(e)

Class R

Actual(d)	$1,000	$1,079.60	$9.96	(e)	$10.17	(e)

Hypothetical (5% return before expenses)	$1,000	$1,015.90	$9.66	(e)	$9.86	(e)

Class R3

Actual(d)	$1,000	$1,078.30	$8.68	(e)	$8.90	(e)

Hypothetical (5% return before expenses)	$1,000	$1,017.12	$8.43	(e)	$8.63	(e)

Class R4

Actual(d)	$1,000	$1,079.70	$7.37(e	)	$7.58	(e)

Hypothetical (5% return before expenses)	$1,000	$1,018.40	$7.15	(e)	$7.35	(e)

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

					Direct and
			Direct		indirect
	Beginning	Ending	expenses		expenses
	account value	account value	paid during		paid during
	June 1, 2010(a)	Nov. 30, 2010	the period(b)		the period(c)
Class R5

Actual(d)	$1,000	$1,081.40	$6.15	(e)	$6.36	(e)

Hypothetical (5% return before expenses)	$1,000	$1,019.57	$5.97	(e)	$6.17	(e)

Class Z

Actual(f)	$1,000	$1,084.50	$2.41		$2.49

Hypothetical (5% return before expenses)	$1,000	$1,018.75	$6.79		$7.00

Annualized Expense Ratios

			Total Fund
	Fund’s	Acquired	and acquired
	annualized	fund fees and	fund fees and
	expense ratio	expenses	expenses
Class A	1.56%	.04%	1.60%

Class B	2.32%	.04%	2.36%

Class C	2.32%	.04%	2.36%

Class I	1.11%	.04%	1.15%

Class R	1.88%	.04%	1.92%

Class R3	1.64%	.04%	1.68%

Class R4	1.39%	.04%	1.43%

Class R5	1.16%	.04%	1.20%

Class Z	1.32%	.04%	1.36%

(a)	The beginning account value for Class Z is as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 64/365 (to reflect the number of days in the period).
(c)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 64/365 (to reflect the number of days in the period).

10  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

(d)	Based on the actual return for the six months ended November 30, 2010: +8.15% for Class A, +7.71% for Class B, +7.69% for Class C, +8.24% for Class I, +7.96% for Class R, +7.83% for Class R3, +7.97% for Class R4 and +8.14% for Class R5.
(e)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.27% for Class B, 2.26% for Class C, 1.05% for Class I, 1.85% for Class R, 1.60% for Class R3, 1.35% for Class R4 and 1.10% for Class R5. Any amounts waived will not be reimbursed by the Fund. This change was effective August 1, 2010. Had this change been in place for the entire six month period ended November 30, 2010, the actual direct expenses paid would have been $8.43 for Class A, $12.49 for Class B, $12.38 for Class C, $6.05 for Class I, $10.23 for Class R, $8.84 for Class R3, $7.58 for Class R4 and $6.26 for Class R5; the hypothetical direct expenses paid would have been $8.17 for Class A, $12.11 for Class B, $12.01 for Class C, $5.87 for Class I, $9.91 for Class R, $8.58 for Class R3, $7.35 for Class R4 and $6.07 for Class R5.

Additionally, had this change been in place for the entire six month period ended November 30, 2010, the actual direct and indirect expenses paid would have been $8.64 for Class A, $12.70 for Class B, $12.59 for Class C, $6.26 for Class I, $10.44 for Class R, $9.06 for Class R3, $7.79 for Class R4 and $6.47 for Class R5; the hypothetical direct and indirect expenses paid would have been $8.38 for Class A, $12.31 for Class B, $12.21 for Class C, $6.07 for Class I, $10.12 for Class R, $8.79 for Class R3, $7.56 for Class R4 and $6.28 for Class R5.
(f)	Based on the actual return for the period from September 27, 2010 (when shares became available) to November 30, 2010 of +8.45% for Class Z.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  11

Portfolio of Investments

Columbia Multi-Advisor Small Cap Value Fund
November 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (87.0%)

CONSUMER STAPLES (1.6%)

Food & Staples Retailing (0.2%)
Andersons, Inc. (The) (a)	10,180	$329,018
Pricesmart, Inc. (a)	14,360	482,065

Total	811,083

Food Products (1.3%)
Cal-Maine Foods, Inc. (a)	10,730	328,982
Flowers Foods, Inc. (a)	57,500	1,506,500
Hain Celestial Group, Inc. (The) (a)(b)	16,714	443,088
J&J Snack Foods Corp. (a)	24,000	1,098,000
Ralcorp Holdings, Inc. (b)	25,000	1,548,000
Smart Balance, Inc. (b)	56,080	205,253

Total	5,129,823

Tobacco (0.1%)
Universal Corp. (a)	11,655	476,806

TOTAL CONSUMER STAPLES		6,417,712

HEALTH CARE (4.9%)

Health Care Equipment & Supplies (1.1%)
Analogic Corp. (a)	8,050	374,084
ICU Medical, Inc. (a)(b)	24,000	879,600
Integra LifeSciences Holdings Corp. (b)	11,860	514,368
Invacare Corp. (a)	16,470	444,525
STERIS Corp. (a)	62,110	2,137,205

Total	4,349,782

Health Care Providers & Services (2.5%)
AMN Healthcare Services, Inc. (a)(b)	211,000	1,181,600
Amedisys, Inc. (a)(b)	60,500	1,716,990
Chemed Corp. (a)	29,420	1,792,855
Health Management Associates, Inc., Class A (b)	196,000	1,746,360
HealthSouth Corp. (a)(b)	157,700	2,838,600
Healthspring, Inc. (a)(b)	16,846	451,978
Owens & Minor, Inc.	13,520	381,940

Total	10,110,323

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A (b)	19,200	1,792,320
Charles River Laboratories International, Inc. (a)(b)	59,000	1,926,350
Covance, Inc. (a)(b)	17,000	763,470

Total	4,482,140

Pharmaceuticals (0.2%)
Par Pharmaceutical Companies, Inc. (b)	13,850	497,631
Viropharma, Inc. (b)	22,249	343,747

Total	841,378

TOTAL HEALTH CARE		19,783,623

CONSUMER DISCRETIONARY (15.5%)

Auto Components (2.8%)
American Axle & Manufacturing Holdings, Inc. (a)(b)	332,800	3,574,272
Dana Holding Corp. (b)	217,619	3,288,223
Exide Technologies (a)(b)	24,270	198,529
Gentex Corp. (a)	206,500	4,334,435

Total	11,395,459

Automobiles (0.4%)
Thor Industries, Inc. (a)	56,000	1,653,680

Distributors (0.1%)
Audiovox Corp., Class A (a)(b)	62,200	426,070

Diversified Consumer Services (0.1%)
Regis Corp. (a)	17,560	312,919

Hotels, Restaurants & Leisure (1.2%)
Ameristar Casinos, Inc. (a)	53,800	960,868
CEC Entertainment, Inc. (b)	37,270	1,398,371
Papa John’s International, Inc. (a)(b)	57,500	1,472,575
Pinnacle Entertainment, Inc. (b)	32,770	436,496
Vail Resorts, Inc. (a)(b)	8,540	386,691

Total	4,655,001

See accompanying Notes to Financial Statements.

12  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (cont.)
Household Durables (1.7%)
American Greetings Corp., Class A (a)	16,030	$321,722
Ethan Allen Interiors, Inc. (a)	69,000	1,137,810
MDC Holdings, Inc. (a)	55,400	1,383,338
Ryland Group, Inc. (a)	27,830	405,761
Whirlpool Corp. (a)	47,800	3,489,400

Total	6,738,031

Leisure Equipment & Products (1.2%)
Brunswick Corp. (a)	144,900	2,311,155
Head NV (b)	755,200	585,280
RC2 Corp. (a)(b)	90,500	2,004,575

Total	4,901,010

Media (1.5%)
Ascent Media Corp., Class A (a)(b)	9,216	284,867
John Wiley & Sons, Inc., Class A (a)	33,900	1,406,850
National CineMedia, Inc.	19,950	372,267
Scholastic Corp. (a)	12,270	344,787
Valassis Communications, Inc. (a)(b)	117,900	3,837,645

Total	6,246,416

Multiline Retail (1.8%)
Dillard’s, Inc., Class A (a)	214,040	6,673,767
Fred’s, Inc., Class A (a)	40,210	514,286

Total	7,188,053

Specialty Retail (3.9%)
Aaron’s, Inc. (a)	75,500	1,506,980
Borders Group, Inc. (a)(b)	362,414	387,783
Cabela’s, Inc. (a)(b)	203,300	4,523,425
Group 1 Automotive, Inc. (a)	53,510	2,072,442
Men’s Wearhouse, Inc. (The) (a)	183,100	5,222,012
OfficeMax, Inc. (a)(b)	109,500	1,871,355

Total	15,583,997

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc. (a)(b)	55,000	1,741,300
Volcom, Inc. (a)	84,000	1,512,000

Total	3,253,300

TOTAL CONSUMER DISCRETIONARY		62,353,936

FINANCIALS (16.4%)

Capital Markets (1.1%)
American Capital Ltd. (a)(b)	67,100	482,449
Janus Capital Group, Inc. (a)	196,900	2,055,636
Raymond James Financial, Inc. (a)	57,000	1,634,760

Total	4,172,845

Commercial Banks (4.6%)
Associated Banc-Corp. (a)	137,500	1,759,312
Bank of the Ozarks, Inc. (a)	12,359	468,283
Banner Corp.	397,100	631,389
CVB Financial Corp. (a)	219,900	1,730,613
Cathay General Bancorp (a)	210,000	2,837,100
Community Bank System, Inc. (a)	19,133	460,723
First Financial Bancorp	16,510	272,745
FirstMerit Corp.	11,670	203,350
Independent Bank Corp. (a)	15,040	365,322
NBT Bancorp, Inc. (a)	19,360	429,792
National Penn Bancshares, Inc.	14,200	95,282
Old National Bancorp	35,600	367,036
PacWest Bancorp	15,430	262,310
Park National Corp. (a)	6,330	427,655
Pinnacle Financial Partners, Inc. (b)	16,600	163,178
PrivateBancorp, Inc.	17,190	209,030
Prosperity Bancshares, Inc.	8,260	268,780
SVB Financial Group (a)(b)	7,790	350,005
Signature Bank (a)(b)	6,200	272,490
Sterling Bancshares, Inc. (a)	282,320	1,675,569
Susquehanna Bancshares, Inc.	34,170	275,068
Synovus Financial Corp. (a)	1,370,100	2,781,303
United Community Banks, Inc. (b)	213,600	326,808
Whitney Holding Corp.	30,340	284,893
Wintrust Financial Corp. (a)	4,300	123,195
Zions Bancorporation (a)	75,500	1,468,475

Total	18,509,706

Consumer Finance (0.2%)
Cardtronics, Inc. (b)	26,780	452,582
Cash America International, Inc. (a)	10,863	393,240

Total	845,822

See accompanying Notes to Financial Statements.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)
Columbia Multi-Advisor Small Cap Value Fund

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (cont.)
Insurance (6.6%)
American Equity Investment Life Holding Co. (a)	45,350	$497,943
American National Insurance Co.	27,300	2,170,896
Amtrust Financial Services, Inc. (a)	31,990	512,160
Argo Group International Holdings Ltd. (a)	14,670	541,030
Delphi Financial Group, Inc., Class A (a)	16,758	430,346
First American Financial Corp.	27,040	383,157
Flagstone Reinsurance Holdings SA (a)	42,900	491,205
Horace Mann Educators Corp.	131,540	2,148,048
Infinity Property & Casualty Corp. (a)	8,735	504,272
Montpelier Re Holdings Ltd. (a)	289,005	5,687,618
National Financial Partners Corp. (b)	24,290	285,650
Platinum Underwriters Holdings Ltd. (a)	110,960	4,796,801
Primerica, Inc. (a)	17,570	396,906
ProAssurance Corp. (b)	8,960	530,701
RLI Corp. (a)	1,830	106,103
Selective Insurance Group, Inc. (a)	133,640	2,205,060
StanCorp Financial Group, Inc. (a)	36,000	1,497,600
Torchmark Corp.	52,900	3,040,163
Tower Group, Inc.	16,810	432,353

Total	26,658,012

Real Estate Investment Trusts (REITs) (2.0%)
American Campus Communities, Inc.	14,450	454,308
BioMed Realty Trust, Inc. (a)	16,300	287,369
CBL & Associates Properties, Inc. (a)	27,850	459,525
Colonial Properties Trust (a)	20,490	368,820
DCT Industrial Trust, Inc. (a)	81,773	403,959
DiamondRock Hospitality Co. (a)(b)	75,000	789,750
Entertainment Properties Trust (a)	7,710	356,973
Extra Space Storage, Inc.	26,660	427,093
FelCor Lodging Trust, Inc. (a)(b)	37,220	220,715
First Industrial Realty Trust, Inc. (a)(b)	39,580	301,204
Franklin Street Properties Corp. (a)	31,581	405,184
Glimcher Realty Trust (a)	57,280	468,550
Home Properties, Inc. (a)	6,480	347,263
LTC Properties, Inc. (a)	15,000	404,850
Lexington Realty Trust (a)	26,910	211,244
MFA Financial, Inc.	43,620	355,503
Medical Properties Trust, Inc. (a)	43,080	451,478
Omega Healthcare Investors, Inc. (a)	19,810	418,189
Sovran Self Storage, Inc. (a)	8,060	290,402
U-Store-It Trust (a)	41,960	347,009
Washington Real Estate Investment Trust	9,270	284,404

Total	8,053,792

Real Estate Management & Development (1.3%)
MI Developments, Inc., Class A	323,500	5,234,230

Thrifts & Mortgage Finance (0.6%)
Astoria Financial Corp. (a)	20,670	248,867
Brookline Bancorp, Inc. (a)	44,305	435,518
MGIC Investment Corp. (a)(b)	41,220	351,194
NewAlliance Bancshares, Inc.	31,531	420,623
Northwest Bancshares, Inc. (a)	34,060	349,456
PMI Group, Inc. (The) (b)	77,340	241,301
Provident Financial Services, Inc. (a)	30,200	416,156

Total	2,463,115

TOTAL FINANCIALS		65,937,522

INFORMATION TECHNOLOGY (18.0%)
Communications Equipment (1.4%)
Arris Group, Inc. (a)(b)	34,529	345,635
Brocade Communications Systems, Inc. (a)(b)	355,000	1,767,900
Comtech Telecommunications Corp. (a)	10,630	315,286
Plantronics, Inc. (a)	74,000	2,646,980

See accompanying Notes to Financial Statements.

14  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)

Communications Equipment (cont.)
Powerwave Technologies, Inc. (a)(b)	130,500	$275,355
Tekelec (a)(b)	26,440	326,534
UTStarcom, Inc. (a)(b)	54,560	116,758

Total	5,794,448

Computers & Peripherals (1.6%)
Avid Technology, Inc. (a)(b)	130,500	2,033,190
Diebold, Inc. (a)	68,400	2,149,128
Electronics for Imaging, Inc. (a)(b)	154,000	2,015,860
Hutchinson Technology, Inc. (a)(b)	14,680	45,508
Novatel Wireless, Inc. (a)(b)	31,170	305,778

Total	6,549,464

Electronic Equipment, Instruments & Components (8.5%)
Agilysys, Inc. (a)(b)	26,800	137,484
Celestica, Inc. (a)(b)	361,229	3,218,550
Cognex Corp. (a)	170,630	4,770,815
FARO Technologies, Inc. (a)(b)	47,400	1,230,978
Jabil Circuit, Inc.	124,500	1,881,195
Littelfuse, Inc. (a)	103,600	4,793,572
Mercury Computer Systems, Inc. (a)(b)	114,500	2,039,245
Park Electrochemical Corp. (a)	92,400	2,531,760
Plexus Corp. (a)(b)	123,200	3,343,032
Rofin-Sinar Technologies, Inc. (a)(b)	16,979	487,467
SYNNEX Corp. (a)(b)	5,490	157,343
Sanmina-SCI Corp. (a)(b)	260,208	2,719,174
Vishay Intertechnology, Inc. (a)(b)	447,500	6,381,350
Vishay Precision Group, Inc. (a)(b)	32,014	536,235

Total	34,228,200

Internet Software & Services (0.6%)
DealerTrack Holdings, Inc. (a)(b)	100,500	1,919,550
Digital River, Inc. (a)(b)	13,310	490,074

Total	2,409,624

IT Services (1.1%)
CACI International, Inc., Class A (b)	8,520	428,811
MAXIMUS, Inc. (a)	51,800	3,144,260
SRA International, Inc., Class A (b)	19,440	381,413
Wright Express Corp. (b)	11,030	475,062

Total	4,429,546

Semiconductors & Semiconductor Equipment (3.8%)
ATMI, Inc. (a)(b)	74,500	1,337,275
Brooks Automation, Inc. (a)(b)	345,200	2,502,700
Diodes, Inc. (a)(b)	18,020	445,094
Entegris, Inc. (a)(b)	493,200	3,205,800
Fairchild Semiconductor International, Inc. (a)(b)	31,570	443,559
Micron Technology, Inc. (a)(b)	250,000	1,815,000
Photronics, Inc. (a)(b)	57,780	369,214
Semiconductor Manufacturing International Corp., ADR (b)	1,033,350	3,720,060
Varian Semiconductor Equipment Associates, Inc. (b)	45,000	1,418,850

Total	15,257,552

Software (1.0%)
JDA Software Group, Inc. (b)	4,100	108,261
Mentor Graphics Corp. (b)	329,900	3,709,725

Total	3,817,986

TOTAL INFORMATION TECHNOLOGY		72,486,820

MATERIALS (3.6%)
Chemicals (2.1%)
Arch Chemicals, Inc. (a)	10,900	378,448
Georgia Gulf Corp. (b)	25,630	521,058
HB Fuller Co. (a)	21,355	447,814
Innophos Holdings, Inc. (a)	8,942	304,564
Minerals Technologies, Inc.	8,130	494,629
NewMarket Corp. (a)	2,892	363,814
OM Group, Inc. (b)	5,740	215,824
PolyOne Corp. (a)(b)	419,100	5,221,986
Sensient Technologies Corp.	8,800	298,936

Total	8,247,073

Containers & Packaging (0.1%)
Boise, Inc. (a)	65,396	480,661
Rock-Tenn Co., Class A	1,400	75,726

Total	556,387

See accompanying Notes to Financial Statements.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)
Columbia Multi-Advisor Small Cap Value Fund

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (cont.)
Metals & Mining (0.4%)
Coeur d’Alene Mines Corp. (a)(b)	10,310	$251,049
Hecla Mining Co. (a)(b)	34,470	330,567
Kaiser Aluminum Corp.	10,800	506,520
RTI International Metals, Inc. (a)(b)	10,690	303,275
Thompson Creek Metals Co., Inc. (b)	11,970	145,436

Total	1,536,847

Paper & Forest Products (1.0%)
Louisiana-Pacific Corp. (a)(b)	288,063	2,362,116
Neenah Paper, Inc. (a)	24,471	450,756
PH Glatfelter Co. (a)	107,500	1,337,300

Total	4,150,172

TOTAL MATERIALS		14,490,479

ENERGY (5.8%)
Energy Equipment & Services (1.0%)
Bristow Group, Inc. (a)(b)	11,940	524,285
Complete Production Services, Inc. (b)	9,500	270,275
Helix Energy Solutions Group, Inc. (a)(b)	29,310	411,219
Hornbeck Offshore Services, Inc. (a)(b)	25,130	554,117
Oceaneering International, Inc. (a)(b)	14,000	967,400
Tetra Technologies, Inc. (a)(b)	113,500	1,248,500

Total	3,975,796

Oil, Gas & Consumable Fuels (4.8%)
Berry Petroleum Co., Class A (a)	12,110	461,512
Bill Barrett Corp. (a)(b)	13,010	500,235
EXCO Resources, Inc. (a)	151,900	2,820,783
Energy Partners Ltd. (b)	72,800	881,608
GMX Resources, Inc. (a)(b)	64,880	287,418
Harvest Natural Resources, Inc. (a)(b)	16,490	211,237
International Coal Group, Inc. (a)(b)	67,239	511,689
James River Coal Co. (a)(b)	21,450	426,855
Oasis Petroleum, Inc. (b)	14,700	373,086
Overseas Shipholding Group, Inc.	93,800	3,280,186
Patriot Coal Corp. (b)	31,340	507,081
Stone Energy Corp. (b)	27,993	578,335
Swift Energy Co. (a)(b)	10,220	372,928
Tesoro Corp. (a)(b)	410,447	6,698,495
USEC, Inc. (a)(b)	158,881	945,342
World Fuel Services Corp. (a)	15,030	452,403

Total	19,309,193

TOTAL ENERGY		23,284,989

INDUSTRIALS (17.5%)

Aerospace & Defense (0.4%)
Esterline Technologies Corp. (b)	7,950	468,096
Moog, Inc., Class A (a)(b)	10,115	372,839
Teledyne Technologies, Inc. (b)	7,480	300,846
Triumph Group, Inc. (a)	5,130	431,587

Total	1,573,368

Air Freight & Logistics (0.4%)
Forward Air Corp. (a)	62,500	1,720,000

Airlines (3.7%)
Air France-KLM, ADR (b)	286,770	5,031,380
AirTran Holdings, Inc. (a)(b)	596,131	4,435,214
Alaska Air Group, Inc. (b)	7,110	391,050
Hawaiian Holdings, Inc. (b)	46,470	367,113
JetBlue Airways Corp. (a)(b)	543,543	3,690,657
Republic Airways Holdings, Inc. (b)	45,650	354,244
U.S. Airways Group, Inc. (b)	32,130	358,571

Total	14,628,229

Building Products (1.0%)
Gibraltar Industries, Inc. (a)(b)	123,726	1,258,294
Simpson Manufacturing Co., Inc. (a)	106,400	2,752,568

Total	4,010,862

Commercial Services & Supplies (3.2%)
ABM Industries, Inc. (a)	21,150	487,085
Brink’s Co. (The)	14,720	361,229
Copart, Inc. (b)	66,000	2,341,680
Geo Group, Inc. (The) (b)	17,120	412,592
KAR Auction Services, Inc. (b)	78,960	951,468
McGrath Rentcorp (a)	15,190	424,105
Metalico, Inc. (a)(b)	32,160	140,539

See accompanying Notes to Financial Statements.

16  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (cont.)
Commercial Services & Supplies (cont.)
Mine Safety Appliances Co. (a)	12,400	$357,368
Mobile Mini, Inc. (a)(b)	177,200	3,202,004
Schawk, Inc. (a)	91,778	1,646,497
Steelcase, Inc., Class A (a)	35,130	336,545
Unifirst Corp.	6,960	356,839
United Stationers, Inc. (a)(b)	30,430	1,931,392

Total	12,949,343

Construction & Engineering (1.5%)
Comfort Systems USA, Inc. (a)	158,710	1,769,616
Granite Construction, Inc. (a)	8,250	209,303
Insituform Technologies, Inc., Class A (a)(b)	123,800	2,740,932
Pike Electric Corp. (a)(b)	165,500	1,180,015

Total	5,899,866

Electrical Equipment (1.4%)
AMETEK, Inc.	24,000	1,420,080
Brady Corp., Class A (a)	13,899	429,896
EnerSys (b)	16,057	484,761
Regal-Beloit Corp.	52,800	3,220,800

Total	5,555,537

Machinery (2.5%)
Altra Holdings, Inc. (a)(b)	25,530	428,393
ArvinMeritor, Inc. (a)(b)	18,021	321,675
Lindsay Corp. (a)	7,200	425,088
Mueller Industries, Inc.	16,930	516,196
Oshkosh Corp. (b)	81,700	2,344,790
Robbins & Myers, Inc. (a)	12,710	394,137
Tecumseh Products Co., Class B (a)(b)	10,948	148,674
Terex Corp. (a)(b)	149,000	3,617,720
Wabash National Corp. (a)(b)	35,660	376,213
Wabtec Corp. (a)	34,000	1,571,820

Total	10,144,706

Professional Services (2.9%)
Administaff, Inc. (a)	62,200	1,759,638
FTI Consulting, Inc. (a)(b)	55,500	1,978,020
Heidrick & Struggles International, Inc. (a)	37,000	768,490
Kelly Services, Inc., Class A (a)(b)	20,010	357,679
Korn/Ferry International (a)(b)	196,479	3,403,016
Resources Connection, Inc. (a)	117,000	1,957,410
School Specialty, Inc. (a)(b)	109,000	1,376,670

Total	11,600,923

Road & Rail (0.3%)
Landstar System, Inc.	34,000	1,222,300

Trading Companies & Distributors (0.2%)
GATX Corp. (a)	13,298	441,095
Huttig Building Products, Inc. (b)	119,803	104,827
RSC Holdings, Inc. (b)	50,290	391,759

Total	937,681

TOTAL INDUSTRIALS		70,242,815

UTILITIES (3.3%)

Electric Utilities (1.9%)
El Paso Electric Co. (a)(b)	63,503	1,672,669
NV Energy, Inc.	356	4,874
PNM Resources, Inc. (a)	170,090	2,037,678
Pinnacle West Capital Corp.	23,413	946,354
Portland General Electric Co.	22,190	469,762
UIL Holdings Corp. (a)	16,807	493,622
Unisource Energy Corp. (a)	13,620	479,015
Westar Energy, Inc. (a)	66,500	1,656,515

Total	7,760,489

Gas Utilities (0.5%)
Laclede Group, Inc. (The) (a)	12,965	458,313
Piedmont Natural Gas Co., Inc. (a)	14,840	438,967
South Jersey Industries, Inc. (a)	9,870	505,245
Southwest Gas Corp.	13,633	477,564

Total	1,880,089

Independent Power Producers & Energy Traders (0.5%)
RRI Energy, Inc. (b)	625,000	2,200,000

Multi-Utilities (0.4%)
Avista Corp.	20,500	438,085

See accompanying Notes to Financial Statements.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)
Columbia Multi-Advisor Small Cap Value Fund

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (cont.)
Multi-Utilities (cont.)
Black Hills Corp. (a)	14,942	$453,490
NorthWestern Corp.	19,242	554,362

Total	1,445,937

TOTAL UTILITIES		13,286,515

TELECOMMUNICATION SERVICES (0.4%)

Diversified Telecommunication Services (0.4%)
General Communication, Inc., Class A (a)(b)	122,000	1,374,940

TOTAL TELECOMMUNICATION SERVICES		1,374,940

Total Common Stocks
(Cost: $306,183,511) $349,659,351

Exchange Traded Funds (0.5%)

iShares Russell 2000 Value Index Fund	30,000	$1,981,800

Total Exchange Traded Funds
(Cost: $1,817,061) $1,981,800

Limited Partnerships (0.1%)

ENERGY (0.1%)

Oil, Gas & Consumable Fuels (0.1%)
EV Energy Partner LP (c)	12,610	$481,324

Total Limited Partnerships
(Cost: $403,154) $481,324

	Shares	Value
Money Market Fund (12.2%)

Columbia Short-Term Cash Fund, 0.229% (d)(e)	49,013,605	$49,013,605

Total Money Market Fund
(Cost: $49,013,605) $49,013,605

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (25.9%)

Asset-Backed Commercial Paper (2.7%)
Antalis US Funding Corp.
12/17/10	0.320%	$3,998,969	$3,998,969
Ebbets Funding LLC
12/10/10	0.500%	2,998,750	2,998,750
Grampian Funding LLC
12/13/10	0.280%	3,999,098	3,999,098

Total		10,996,817

Certificates of Deposit (9.8%)
Bank of Nova Scotia
05/12/11	0.290%	2,000,000	2,000,000
Caisse des Depots
12/13/10	0.345%	2,997,386	2,997,386
Credit Industrial et Commercial
03/07/11	0.400%	3,000,000	3,000,000
DZ Bank AG
01/21/11	0.335%	2,998,326	2,998,326
Development Bank of Singapore Ltd.
01/25/11	0.310%	3,000,000	3,000,000
02/17/11	0.300%	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp.
02/22/11	0.320%	3,000,000	3,000,000
National Bank of Canada
03/21/11	0.410%	1,000,000	1,000,000
Natixis
02/07/11	0.440%	2,000,000	2,000,000
Norinchukin Bank
01/25/11	0.330%	2,000,000	2,000,000
Overseas Chinese Banking Corp.
12/30/10	0.350%	3,000,000	3,000,000
Rabobank Group
04/27/11	0.303%	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp.
12/13/10	0.310%	3,000,000	3,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	3,000,000	3,000,000
United Overseas Bank Ltd.
01/18/11	0.330%	4,000,000	4,000,000

Total
			39,495,712

Commercial Paper (0.5%)
Macquarie Bank Ltd.
01/04/11	0.370%	1,998,746	1,998,746

Total			1,998,746

Other Short-Term Obligations (0.3%)
Goldman Sachs Group, Inc. (The)
12/22/10	0.530%	1,000,000	1,000,000

Total			1,000,000

See accompanying Notes to Financial Statements.

18  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (12.6%)
Barclays Capital, Inc. (f) dated 10/13/10, matures 12/31/10, repurchase price $5,001,636
	0.380%	$5,000,000	$5,000,000
dated 11/04/10, matures 12/31/10, repurchase price $5,001,636
	0.380%	5,000,000	5,000,000
Cantor Fitzgerald & Co. dated 11/30/10, matures 12/01/10, repurchase price $15,000,108 (f)
	0.260%	15,000,000	15,000,000
Goldman Sachs & Co. dated 11/30/10, matures 12/01/10, repurchase price $10,555,096 (f)
	0.250%	10,555,022	10,555,022
Mizuho Securities USA, Inc. dated 11/30/10, matures 12/01/10, repurchase price $5,000,038 (f)
	0.270%	5,000,000	5,000,000
Morgan Stanley dated 04/15/10, matures 12/31/10, repurchase price $2,002,067 (f)
	0.480%	5,000,000	5,000,000
Pershing LLC dated 11/30/10, matures 12/01/10, repurchase price $5,000,046 (f)
	0.330%	5,000,000	5,000,000

Total			50,555,022

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $104,046,297)
			$104,046,297

Total Investments
(Cost: $461,463,628)
			$505,182,377
Other Assets & Liabilities, Net
			(103,132,008)

Net Assets
			$402,050,369

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	At November 30, 2010, security was partially or fully on loan.

(b)	Non-income producing.

(c)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At November 30, 2010, there was no capital committed to the LLC or LP for future investment.

(d)	Investments in affiliates during the period ended November 30, 2010:

			Sales Cost/			Dividends
	Beginning	Purchase	Proceeds	Realized	Ending	or Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$35,442,630	$64,763,981	$51,193,006	$—	$49,013,605	$51,583	$49,013,605

(e)	The rate shown is the seven-day current annualized yield at November 30, 2010.

See accompanying Notes to Financial Statements.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)
Columbia Multi-Advisor Small Cap Value Fund

Notes to Portfolio of Investments (continued)

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.380%)
Security description	Value
Arabella Ltd	$36,894
Banco Bilbao Vizcaya	1,247,234
Banco Bilbao Vizcaya Argentaria/New York NY	13,455
Bnp Paribas Ny	28,125
Bnz International Funding Ltd	5,996
Bp Capital Markets	175,847
Bpce	19,780
Central American Bank	64,949
Commonwealth Bank of Australia	154,996
Danske Corp	6,800
Electricite De France	316,954
Gdz Suez	250,435
Golden Funding Corp	10,384
International Bus Mach Corp	45,995
Kfw	9,117
Nationwide Building	994,584
Natixis Ny	47,999
Natixis Us Finance Co	173,147
Novartis Fnc Corp	119,997
Oesterreichische Kno	619,273
Prudential Plc	428,256
Rabobank Nederland	24,730
Silver Tower Us Fund	83,676
Societe De Prise	355,759
Societe Generale Ny	5,199
Statens Bostadsfin	5,998
Ubs Ag Stamford	4,421

Total market value of collateral securities	$5,250,000

Barclays Capital, Inc. (0.380%)
Security description	Value
Arabella Ltd	$36,894
Banco Bilbao Vizcaya	1,247,234
Banco Bilbao Vizcaya Argentaria/New York NY	13,455
Bnp Paribas Ny	28,125

See accompanying Notes to Financial Statements.

20  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.380%) (continued)
Security description	Value
Bnz International Funding Ltd	$5,996
Bp Capital Markets	175,847
Bpce	19,780
Central American Bank	64,949
Commonwealth Bank of Australia	154,996
Danske Corp	6,800
Electricite De France	316,954
Gdz Suez	250,435
Golden Funding Corp	10,384
International Bus Mach Corp	45,995
Kfw	9,117
Nationwide Building	994,584
Natixis Ny	47,999
Natixis Us Finance Co	173,147
Novartis Fnc Corp	119,997
Oesterreichische Kno	619,273
Prudential Plc	428,256
Rabobank Nederland	24,730
Silver Tower Us Fund	83,676
Societe De Prise	355,759
Societe Generale Ny	5,199
Statens Bostadsfin	5,998
Ubs Ag Stamford	4,421

Total market value of collateral securities	$5,250,000

Cantor Fitzgerald & Co. (0.260%)
Security description	Value

Fannie Mae Grantor Trust	$2,711
Fannie Mae Interest Strip	779,685
Fannie Mae Principal Strip	143,626
Fannie Mae REMICS	1,564,441
Fannie Mae Whole Loan	78,932
Federal Farm Credit Bank	582,946
Federal Home Loan Mortgage Corp	307,756
Federal National Mortgage Association	264,865
FHLMC Multifamily Structured Pass Through Certificates	735
FHLMC Structured Pass Through Securities	829,050
Freddie Mac Coupon Strips	2,076
Freddie Mac Reference REMIC	15,152
Freddie Mac REMICS	2,454,360
Freddie Mac Strips	468,349
Ginnie Mae I Pool	1,040,492

See accompanying Notes to Financial Statements.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)
Columbia Multi-Advisor Small Cap Value Fund

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.260%) (continued)
Security description	Value
Ginnie Mae II Pool	$3,128,060
Government National Mortgage Association	1,135,825
United States Treasury Bill	1,259,621
United States Treasury Inflation Indexed Bonds	198,350
United States Treasury Strip Coupon	943,299
United States Treasury Strip Principal	99,670

Total market value of collateral securities	$15,300,001

Goldman Sachs & Co. (0.250%)
Security description	Value
Government National Mortgage Association	$10,766,123

Total market value of collateral securities	$10,766,123

Mizuho Securities USA, Inc. (0.270%)
Security description	Value
Fannie Mae Pool	$1,520,827
Freddie Mac Gold Pool	261,787
Freddie Mac Non Gold Pool	284,320
Ginnie Mae I Pool	3,016,215
Ginnie Mae II Pool	16,851

Total market value of collateral securities	$5,100,000

Morgan Stanley (0.480%)
Security description	Value
Google Inc	$1,660,000
Lma Sa & Lma Americas	1,498,888
Lma Sa Lma Americas	633,454
Scaldis & Scaldis	1,457,658

Total market value of collateral securities	$5,250,000

Pershing LLC (0.330%)
Security description	Value
Fannie Mae Pool	$1,422,808
Fannie Mae REMICS	195,184
Fannie Mae Whole Loan	4,893
Federal Farm Credit Bank	151,490
Federal Home Loan Banks	112,182
Federal Home Loan Mortgage Corp	9,104
Federal National Mortgage Association	110,010
FHLMC-GNMA	2,426

See accompanying Notes to Financial Statements.

22  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Pershing LLC (0.330%) (continued)
Security description	Value
Freddie Mac Gold Pool	$1,222,205
Freddie Mac Non Gold Pool	179,795
Freddie Mac REMICS	297,836
Ginnie Mae I Pool	322,245
Ginnie Mae II Pool	468,224
Government National Mortgage Association	515,176
United States Treasury Note/Bond	81,900
United States Treasury Strip Coupon	4,522

Total market value of collateral securities	$5,100,000

Abbreviation Legend

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)
Columbia Multi-Advisor Small Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Security Valuation.

See accompanying Notes to Financial Statements.

24  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2010:

	Fair value at November 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$349,659,351	$—	$—	$349,659,351

Total Equity Securities	349,659,351	—	—	349,659,351

Other
Exchange-Traded Funds	1,981,800	—	—	1,981,800
Limited Partnerships	481,324	—	—	481,324
Affiliated Money Market Fund (c)	49,013,605	—	—	49,013,605
Investments of Cash Collateral Received for Securities on Loan	—	104,046,297	—	104,046,297

Total Other	51,476,729	104,046,297	—	155,523,026

Total	$401,136,080	$104,046,297	$—	$505,182,377

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at November 30, 2010.

See accompanying Notes to Financial Statements.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  25

Portfolio of Investments (continued)
Columbia Multi-Advisor Small Cap Value Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

26  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Statement of Assets and Liabilities
November 30, 2010 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $308,403,726)	$352,122,475
Affiliated issuers (identified cost $49,013,605)	49,013,605
Investment of cash collateral received for securities on loan (identified cost $104,046,297)	104,046,297

Total investments (identified cost $461,463,628)	505,182,377
Receivable for:
Capital shares sold	332,052
Investments sold	1,852,224
Dividends	313,013
Interest	16,703
Reclaims	3,235

Total assets	507,699,604

Liabilities
Due upon return of securities on loan	104,046,297
Payable for:
Investments purchased	943,517
Capital shares purchased	563,533
Investment management fees	10,678
Distribution fees	3,286
Transfer agent fees	1,586
Administration fees	890
Plan administration fees	707
Other expenses	78,741

Total liabilities	105,649,235

Net assets applicable to outstanding capital stock	$402,050,369

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  27

Statement of Assets and Liabilities (continued)
November 30, 2010 (Unaudited)

Represented by
Capital stock — $ .01 par value	$760,726
Additional paid-in capital	423,214,890
Excess of distributions over net investment income	(1,057,069)
Accumulated net realized loss	(64,586,927)
Unrealized appreciation (depreciation) on:
Investments	43,718,749

Total — representing net assets applicable to outstanding capital stock	$402,050,369

*Value of securities on loan	$100,314,499

Net assets
Class A	$294,780,556
Class B	$35,590,603
Class C	$8,519,746
Class I	$46,164,993
Class R	$1,027,654
Class R3	$2,117,925
Class R4	$1,058,232
Class R5	$12,787,949
Class Z	$2,711
Shares outstanding
Class A	55,562,809
Class B	7,282,092
Class C	1,739,258
Class I	8,359,935
Class R	194,440
Class R3	394,076
Class R4	195,129
Class R5	2,344,371
Class Z	491
Net asset value per share
Class A(a)	$5.31
Class B	$4.89
Class C	$4.90
Class I	$5.52
Class R	$5.29
Class R3	$5.37
Class R4	$5.42
Class R5	$5.45
Class Z	$5.52

(a)	The maximum offering price per share for Class A is $5.63. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Statement of Operations
Six months ended November 30, 2010 (Unaudited)

Net investment income
Income:
Dividends	$1,836,608
Dividends from affiliates	51,583
Income from securities lending — net	165,693
Foreign taxes withheld	(9,705)

Total income	2,044,179

Expenses:
Investment management fees	2,026,531
Distribution fees
Class A	347,042
Class B	220,030
Class C	39,125
Class R	1,998
Class R3	1,325
Transfer agent fees
Class A	419,305
Class B	71,314
Class C	11,968
Class R	662
Class R3	157
Class R4	128
Class R5	2,994
Class Z	1
Administration fees	154,845
Plan administration fees
Class R	449
Class R3	1,325
Class R4	871
Compensation of board members	4,833
Custodian fees	24,803
Printing and postage fees	41,600
Registration fees	83,300
Professional fees	11,985
Other	8,380

Total expenses	3,474,971
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(373,062)

Total net expenses	3,101,909

Net investment loss	(1,057,730)

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  29

Statement of Operations (continued)
Six months ended November 30, 2010 (Unaudited)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	11,949,491

Net realized gain	11,949,491
Net change in unrealized appreciation (depreciation) on:
Investments	17,525,063

Net realized and unrealized gain	29,474,554

Net increase in net assets resulting from operations	$28,416,824

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended	Year ended
	November 30, 2010	May 31, 2010
	(Unaudited)
Operations
Net investment loss	$(1,057,730)	$(2,324,185)
Net realized gain	11,949,491	30,817,229
Net change in unrealized appreciation	17,525,063	107,931,214

Net increase in net assets resulting from operations	28,416,824	136,424,258

Decrease in net assets from capital share transactions	(30,301,628)	(41,941,482)

Total increase (decrease) in net assets	(1,884,804)	94,482,776
Net assets at beginning of period	403,935,173	309,452,397

Net assets at end of period	$402,050,369	$403,935,173

Undistributed (excess of distributions over) net investment income	$(1,057,069)	$661

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  31

Statements of Changes in Net Assets (continued)

	Six months ended
	November 30, 2010			Year ended
	(Unaudited)			May 31, 2010
	Shares	Dollars($	)	Shares	Dollars($	)
Capital stock activity
Class A shares
Subscriptions	4,473,142		21,819,207	12,784,447		58,650,744
Conversions from Class B	5,009,404		23,994,251	2,358,753		8,963,951
Redemptions	(10,365,326)		(49,758,685)	(16,753,077)		(74,769,875)

Net decrease	(882,780)		(3,945,227)	(1,609,877)		(7,155,180)

Class B shares
Subscriptions	151,183		664,191	809,349		3,280,643
Conversions to Class A	(5,428,738)		(23,994,251)	(2,539,167)		(8,963,951)
Redemptions	(1,176,421)		(5,231,315)	(4,202,258)		(16,971,542)

Net decrease	(6,453,976)		(28,561,375)	(5,932,076)		(22,654,850)

Class C shares
Subscriptions	161,420		747,434	265,247		1,129,301
Redemptions	(127,062)		(573,101)	(418,608)		(1,724,673)

Net increase (decrease)	34,358		174,333	(153,361)		(595,372)

Class I shares
Subscriptions	118,836		599,042	547,450		2,463,343
Redemptions	(344,012)		(1,725,604)	(3,662,336)		(15,248,175)

Net decrease	(225,176)		(1,126,562)	(3,114,886)		(12,784,832)

Class R shares
Subscriptions	99,652		479,848	56,227		254,189
Redemptions	(43,748)		(207,930)	(19,744)		(93,907)

Net increase	55,904		271,918	36,483		160,282

Class R3 shares
Subscriptions	364,090		1,781,360	88,068		410,702
Redemptions	(58,334)		(290,440)	(7,702)		(38,463)

Net increase	305,756		1,490,920	80,366		372,239

Class R4 shares
Subscriptions	146,986		738,276	52,053		260,951
Redemptions	(25,646)		(134,980)	(23,293)		(113,346)

Net increase	121,340		603,296	28,760		147,605

32  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

	Six months ended
	November 30, 2010			Year ended
	(Unaudited)			May 31, 2010
	Shares	Dollars($	)	Shares	Dollars($	)
Class R5 shares
Subscriptions	$427,538		$2,164,940	$555,133		$2,522,501
Redemptions	(280,374)		(1,376,371)	(430,309)		(1,953,875)

Net increase	147,164		788,569	124,824		568,626

Class Z shares
Subscriptions	491		2,500	—		—

Net increase	491		2,500	—		—

Total net decrease	(6,896,919)		(30,301,628)	(10,539,767)		(41,941,482)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  33

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended		Year ended May 31,
Class A	Nov. 30, 2010		2010		2009		2008	2007	2006
Per share data	(Unaudited)
Net asset value, beginning of period	$4.91		$3.35		$4.73		$6.56	$6.67	$6.62

Income from investment operations:
Net investment income (loss)	(.01)		(.02)		.00	(a)	.03	—	(.01)
Net realized and unrealized gain (loss) on investments	.41		1.58		(1.38)		(1.02)	1.17	1.10

Total from investment operations	.40		1.56		(1.38)		(.99)	1.17	1.09

Net realized gains	—		—		—		(.83)	(1.28)	(1.04)
Tax return of capital	—		—		—		(.01)	—	—

Total distributions to shareholders	—		—		—		(.84)	(1.28)	(1.04)

Net asset value, end of period	$5.31		$4.91		$3.35		$4.73	$6.56	$6.67

Total return	8.15%		46.57%		(29.18%	)	(15.03% )	19.76%	17.63%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.77%	(c)	1.79%		1.79%		1.56%	1.58%	1.49%

Net expenses after fees waived or expenses reimbursed	1.56%	(c)	1.52%		1.35%		1.37%	1.42%	1.49%

Net investment income (loss)	(0.50%	)(c)	(0.54%	)	0.04%		0.51%	(0.08% )	(0.09% )

Supplemental data
Net assets, end of period (in thousands)	$294,781		$277,384		$194,256		$365,496	$682,267	$684,925

Portfolio turnover	24%		80%		120%		45%	58%	77%

See accompanying Notes to Financial Highlights.

34  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

	Six months ended		Year ended May 31,
Class B	Nov. 30, 2010		2010		2009	2008	2007	2006
Per share data	(Unaudited)
Net asset value, beginning of period	$4.54		$3.12		$4.44	$6.26	$6.46	$6.45

Income from investment operations:
Net investment loss	(.03)		(.05)		(.02)	(.01)	(.05)	(.06)
Net realized and unrealized gain (loss) on investments	.38		1.47		(1.30)	(.97)	1.13	1.11

Total from investment operations	.35		1.42		(1.32)	(.98)	1.08	1.05

Net realized gains	—		—		—	(.83)	(1.28)	(1.04)
Tax return of capital	—		—		—	(.01)	—	—

Total distributions to shareholders	—		—		—	(.84)	(1.28)	(1.04)

Net asset value, end of period	$4.89		$4.54		$3.12	$4.44	$6.26	$6.46

Total return	7.71%		45.51%		(29.73% )	(15.64% )	18.93%	17.49%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.53%	(c)	2.56%		2.56%	2.33%	2.34%	2.25%

Net expenses after fees waived or expenses reimbursed	2.32%	(c)	2.30%		2.12%	2.13%	2.18%	2.25%

Net investment loss	(1.29%	)(c)	(1.31%	)	(0.73% )	(0.26% )	(0.84% )	(0.82% )

Supplemental data
Net assets, end of period (in thousands)	$35,591		$62,404		$61,304	$128,473	$260,475	$295,732

Portfolio turnover	24%		80%		120%	45%	58%	77%

See accompanying Notes to Financial Highlights.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  35

Financial Highlights (continued)

	Six months ended		Year ended May 31,
Class C	Nov. 30, 2010		2010		2009	2008	2007	2006
Per share data	(Unaudited)
Net asset value, beginning of period	$4.55		$3.12		$4.45	$6.27	$6.48	$6.47

Income from investment operations:
Net investment loss	(.03)		(.05)		(.02)	(.01)	(.05)	(.05)
Net realized and unrealized gain (loss) on investments	.38		1.48		(1.31)	(.97)	1.12	1.10

Total from investment operations	.35		1.43		(1.33)	(.98)	1.07	1.05

Net realized gains	—		—		—	(.83)	(1.28)	(1.04)
Tax return on capital	—		—		—	(.01)	—	—

Total distributions to shareholders	—		—		—	(.84)	(1.28)	(1.04)

Net asset value, end of period	$4.90		$4.55		$3.12	$4.45	$6.27	$6.48

Total return	7.69%		45.83%		(29.89% )	(15.61% )	18.71%	17.46%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.52%	(c)	2.55%		2.55%	2.33%	2.34%	2.25%

Net expenses after fees waived or expenses reimbursed	2.32%	(c)	2.28%		2.11%	2.13%	2.18%	2.25%

Net investment loss	(1.26%	)(c)	(1.29%	)	(0.72% )	(0.24% )	(0.80% )	(0.82% )

Supplemental data
Net assets, end of period (in thousands)	$8,520		$7,765		$5,807	$10,463	$18,231	$19,259

Portfolio turnover	24%		80%		120%	45%	58%	77%

See accompanying Notes to Financial Highlights.

36  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

	Six months ended		Year ended May 31,
Class I	Nov. 30, 2010		2010		2009	2008	2007	2006
Per share data	(Unaudited)
Net asset value, beginning of period	$5.10		$3.46		$4.87	$6.69	$6.75	$6.68

Income from investment operations:
Net investment income (loss)	(.00	)(a)	.00	(a)	.02	.05	.02	.02
Net realized and unrealized gain (loss) on investments	.42		1.64		(1.43)	(1.03)	1.20	1.09

Total from investment operations	—		1.64		(1.41)	(.98)	1.22	1.11

Net realized gains	—		—		—	(.83)	(1.28)	(1.04)
Tax return of capital	—		—		—	(.01)	—	—

Total distributions to shareholders	—		—		—	(.84)	(1.28)	(1.04)

Net asset value, end of period	$5.52		$5.10		$3.46	$4.87	$6.69	$6.75

Total return	8.24%		47.40%		(28.95% )	(14.54% )	20.29%	17.76%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.22%	(c)	1.20%		1.18%	1.05%	1.10%	1.00%

Net expenses after fees waived or expenses reimbursed	1.11%	(c)	1.07%		0.93%	0.96%	1.05%	1.00%

Net investment income (loss)	(0.06%	)(c)	(0.08%	)	0.50%	0.92%	0.31%	0.38%

Supplemental data
Net assets, end of period (in thousands)	$46,165		$43,815		$40,476	$15,385	$26,530	$12,568

Portfolio turnover	24%		80%		120%	45%	58%	77%

See accompanying Notes to Financial Highlights.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  37

Financial Highlights (continued)

	Six months ended		Year ended May 31,
Class R(d)	Nov. 30, 2010		2010		2009	2008	2007(e)
Per share data	(Unaudited)
Net asset value, beginning of period	$4.90		$3.35		$4.76	$6.61	$7.30

Income from investment operations:
Net investment income (loss)	(.02)		(.04)		(.01)	.02	—
Net realized and unrealized gain (loss) on investments	.41		1.59		(1.40)	(1.03)	.59

Total from investment operations	.39		1.55		(1.41)	(1.01)	.59

Net realized gains	—		—		—	(.83)	(1.28)
Tax return of capital	—		—		—	(.01)	—

Total distributions to shareholders	—		—		—	(.84)	(1.28)

Net asset value, end of period	$5.29		$4.90		$3.35	$4.76	$6.61

Total return	7.96%		46.27%		(29.62% )	(15.22% )	10.06%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.00%	(c)	2.00%		1.92%	1.84%	1.90%

Net expenses after fees waived or expenses reimbursed	1.88%	(c)	1.87%		1.71%	1.74%	1.78%

Net investment income (loss)	(0.82%	)(c)	(0.89%	)	(0.30% )	0.36%	(0.42% )

Supplemental data
Net assets, end of period (in thousands)	$1,028		$679		$342	$234	$5

Portfolio turnover	24%		80%		120%	45%	58%

See accompanying Notes to Financial Highlights.

38  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

	Six months ended		Year ended May 31,
Class R3	Nov. 30, 2010		2010		2009		2008	2007(e)
Per share data	(Unaudited)
Net asset value, beginning of period	$4.98		$3.39		$4.80		$6.62	$7.30

Income from investment operations:
Net investment income (loss)	(.01)		(.03)		.00	(a)	.04	.01
Net realized and unrealized gain (loss) on investments	.40		1.62		(1.41)		(1.02)	.59

Total from investment operations	.39		1.59		(1.41)		(.98)	.60

Net realized gains	—		—		—		(.83)	(1.28)
Tax return of capital	—		—		—		(.01)	—

Total distributions to shareholders	—		—		—		(.84)	(1.28)

Net asset value, end of period	$5.37		$4.98		$3.39		$4.80	$6.62

Total return	7.83%		46.90%		(29.38%	)	(14.72% )	10.22%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.78%	(c)	1.76%		1.76%		1.63%	1.68%	(c)

Net expenses after fees waived or expenses reimbursed	1.64%	(c)	1.62%		1.45%		1.26%	1.53%	(c)

Net investment income (loss)	(0.52%	)(c)	(0.65%	)	0.08%		0.69%	(0.17%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$2,118		$440		$27		$6	$5

Portfolio turnover	24%		80%		120%		45%	58%

See accompanying Notes to Financial Highlights.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  39

Financial Highlights (continued)

	Six months ended		Year ended May 31,
Class R4	Nov. 30, 2010		2010		2009	2008	2007	2006
Per share data	(Unaudited)
Net asset value, beginning of period	$5.02		$3.41		$4.81	$6.62	$6.71	$6.66

Income from investment operations:
Net investment income (loss)	(.01)		(.02)		.01	.05	.01	.01
Net realized and unrealized gain (loss) on investments	.41		1.63		(1.41)	(1.02)	1.18	1.08

Total from investment operations	.40		1.61		(1.40)	(.97)	1.19	1.09

Net realized gains	—		—		—	(.83)	(1.28)	(1.04)
Tax return of capital	—		—		—	(.01)	—	—

Total distributions to shareholders	—		—		—	(.84)	(1.28)	(1.04)

Net asset value, end of period	$5.42		$5.02		$3.41	$4.81	$6.62	$6.71

Total return	7.97%		47.21%		(29.11% )	(14.56% )	19.95%	17.52%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.51%	(c)	1.50%		1.42%	1.35%	1.39%	1.30%

Net expenses after fees waived or expenses reimbursed	1.39%	(c)	1.37%		1.01%	0.99%	1.25%	1.30%

Net investment income (loss)	(0.32%	)(c)	(0.37%	)	0.39%	0.94%	0.10%	0.09%

Supplemental data
Net assets, end of period (in thousands)	$1,058		$370		$154	$249	$349	$244

Portfolio turnover	24%		80%		120%	45%	58%	77%

See accompanying Notes to Financial Highlights.

40  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

	Six months ended		Year ended May 31,
Class R5	Nov. 30, 2010		2010		2009	2008	2007(e)
Per share data	(Unaudited)
Net asset value, beginning of period	$5.04		$3.42		$4.82	$6.63	$7.30

Income from investment operations:
Net investment income (loss)	(.00	)(a)	(.01)		.02	.06	.02
Net realized and unrealized gain (loss) on investments	.41		1.63		(1.42)	(1.03)	.59

Total from investment operations	—		1.62		(1.40)	(.97)	.61

Net realized gains	—		—		—	(.83)	(1.28)
Tax return of capital	—		—		—	(.01)	—

Total distributions to shareholders	—		—		—	(.84)	(1.28)

Net asset value, end of period	$5.45		$5.04		$3.42	$4.82	$6.63

Total return	8.14%		47.37%		(29.05% )	(14.54% )	10.39%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.27%	(c)	1.25%		1.18%	1.08%	1.15%

Net expenses after fees waived or expenses reimbursed	1.16%	(c)	1.12%		0.96%	0.99%	1.03%

Net investment income (loss)	(0.10%	)(c)	(0.14%	)	0.45%	1.16%	0.33%

Supplemental data
Net assets, end of period (in thousands)	$12,788		$11,079		$7,087	$9,192	$5

Portfolio turnover	24%		80%		120%	45%	58%

See accompanying Notes to Financial Highlights.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  41

Financial Highlights (continued)

	Six months ended
Class Z	Nov. 30, 2010(f)
Per share data	(Unaudited)
Net asset value, beginning of period	$5.09

Income from investment operations:
Net investment loss	(.00	)(a)
Net realized unrealized gain on investments	.43

Net asset value, end of period	$5.52

Total return	8.45%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.50%	(c)

Net expenses after fees waived or expenses reimbursed	1.32%	(c)

Net investment income (loss)	(0.12%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	24%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Effective September 7, 2010, Class R2 shares were renamed Class R shares.
(e)	For the period from December 11, 2006 (when shares became available) to May 31, 2007.
(f)	For the period from September 27, 2010 (when shares became available) to November 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

42  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Notes to Financial Statements
November 30, 2010 (Unaudited)

Note 1.	Organization

Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund) (the Fund), a series of RiverSource Managers Series, Inc. (the Corporation), is a diversified fund. The Corporation is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Effective September 7, 2010, Class R2 shares were renamed Class R shares.

Class R3, Class R4 and Class R5 shares are not subject to sales charges, however, these classes were closed to new investors effective December 31, 2010.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010.

Note 2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisors, LLC (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing

44  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Corporation are allocated to the Fund and other funds of the Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute

46  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Tax
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3.	Fees and Compensation Paid to Affiliates

Investment Management Services Fees
Under an Investment Management Services Agreement (IMSA), the Investment Manager is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund’s subadvisers. See Subadvisory agreements below. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.97% to 0.87% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $165,579 for the six months ended November 30, 2010. The management fee for the six months ended November 30, 2010 was 1.05% of the Fund’s average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

In September 2010, the Board approved, subject to approval by shareholders, an amended IMSA that would eliminate the Fund’s PIA. If approved by Fund shareholders, the IMSA proposal is expected to be effective in the second quarter of 2011. If not approved, the current IMSA will stay in effect including any adjustment under the terms of the PIA.

Subadvisory Agreements
The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Turner Investment Partners, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination of the allocation that is in the best interests of the shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund’s assets.

Administrative Services Fees
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the six months ended November 30, 2010, was 0.08% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board for the six months ended November 30, 2010, other expenses paid to this company were $137.

48  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agency Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R, Class R3, Class R4 and Class R5 shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (IRA) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

For the six months ended November 30, 2010, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.30%
Class B	0.32
Class C	0.31
Class R	0.17
Class R3	0.03
Class R4	0.04
Class R5	0.05
Class Z	0.25

Class I shares do not pay transfer agent fees.

Plan Administration Services Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to September 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for such services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,743,000 and $111,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of October 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

50  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $121,850 for Class A, $14,390 for Class B and $104 for Class C for the six months ended November 30, 2010.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the six months ended November 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A	1.56%
Class B	2.32
Class C	2.32
Class I	1.11
Class R	1.88
Class R3	1.64
Class R4	1.39
Class R5	1.16
Class Z	1.32

The waived/reimbursed fees and expenses for the transfer agent fees at the class level were as follows:

Class A	$141,672
Class B	24,036
Class C	4,003
Class R	24
Class R3	14
Class R4	10
Class R5	400

The management fees waived/reimbursed at the Fund level were $202,903.

Under an agreement which was effective until July 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

of acquired funds*) would not exceed the following percentage of the class’ average daily net assets:

Class A	1.43%
Class B	2.21
Class C	2.19
Class I	0.98
Class R	1.78
Class R3	1.53
Class R4	1.28
Class R5	1.03

Effective August 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	1.50%
Class B	2.27
Class C	2.26
Class I	1.05
Class R	1.85
Class R3	1.60
Class R4	1.35
Class R5	1.10
Class Z	1.25

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Note 4.	Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $80,595,976 and $124,260,046, respectively, for the six months ended November 30, 2010.

Note 5.	Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The

52  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At November 30, 2010, securities valued at $100,314,499 were on loan, and by cash collateral of $104,046,297 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $165,693 earned from securities lending for the six months ended November 30, 2010, is included in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6.	Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7.	Shareholder Concentration

At November 30, 2010, the Investment Manager along with affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager solely owned 100% of Class Z shares.

Note 8.	Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended November 30, 2010.

54  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Note 9.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At November 30, 2010, the cost of investments for federal income tax purposes was approximately $461,464,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$69,585,000
Unrealized depreciation	(25,867,000)

Net unrealized appreciation	$43,718,000

The following capital loss carryforwards, determined as of May 31, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$20,926,946
2018	45,393,893

Total	$66,320,839

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 10.	Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  55

Notes to Financial Statements (continued)
November 30, 2010 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

56  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT  57

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (CMIA) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, an amended investment management services agreement between the Fund and CMIA (the IMSA), including elimination of the Fund’s performance incentive adjustment. The IMSA is subject to the approval of the Fund’s shareholders at a meeting to be held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMSA is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Managers Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated by reference herein.

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

58  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2010 SEMIANNUAL REPORT

Columbia Multi-Advisor Small Cap Value Fund
(formerly known as RiverSource Partners Small Cap Value Fund)
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6250 L (1/11)

Semiannual Report

RiverSource Partners Fundamental Value Fund

Semiannual Report for the Period Ended
November 30, 2010

RiverSource Partners Fundamental Value Fund seeks to provide shareholders with long-term capital growth.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	7

Portfolio of Investments	9

Statement of Assets and Liabilities	20

Statement of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	23

Notes to Financial Statements	28

Proxy Voting	42

In August 2010, the Board of Directors of RiverSource Partners Fundamental Value Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbia Contrarian Core Fund. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about Columbia Contrarian Core Fund and the definitive terms of the proposed merger are included in proxy materials mailed to shareholders who owned shares of the Fund on December 17, 2010. The proxy materials are available at https://www.proxy-direct.com/col22080. If approved at a meeting of shareholders to be held on February 15, 2011, the merger is expected to take place before the end of the second quarter of 2011.

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	RiverSource Partners Fundamental Value Fund (the Fund) Class A shares rose 8.49% (excluding sales charge) for the six months ended Nov. 30, 2010.

>	The Fund underperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500 Index), which increased 9.50% during the same six-month period.

>	The Fund also underperformed its peer group, as represented by the Lipper Large-Cap Core Funds Index, which gained 8.82% for the same time period.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2010)

					Since
					inception
	6 months*	1 year	3 years	5 years	6/18/01
RiverSource Partners Fundamental Value Fund Class A (excluding sales charge)	+8.49%	+7.58%	-6.18%	+0.03%	+2.35%

S&P 500 Index (unmanaged)(1)	+9.50%	+9.94%	-5.15%	+0.98%	+1.69%

Lipper Large-Cap Core Funds Index (unmanaged)(2)	+8.82%	+8.49%	-5.27%	+0.72%	+1.11%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

AVERAGE ANNUAL TOTAL RETURNS

at Nov. 30, 2010
					Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 6/18/01)	+8.49%	+7.58%	-6.18%	+0.03%	+2.35%

Class B (inception 6/18/01)	+8.15%	+6.81%	-6.91%	-0.74%	+1.58%

Class C (inception 6/18/01)	+7.88%	+6.73%	-6.90%	-0.78%	+1.61%

Class I (inception 3/4/04)	+8.62%	+7.90%	-5.82%	+0.38%	+2.43%

Class R4 (inception 6/18/01)	+8.43%	+7.53%	-6.01%	+0.25%	+2.55%

With sales charge
Class A (inception 6/18/01)	+2.25%	+1.40%	-8.01%	-1.15%	+1.71%

Class B (inception 6/18/01)	+3.15%	+1.81%	-7.70%	-1.06%	+1.58%

Class C (inception 6/18/01)	+6.88%	+5.73%	-6.90%	-0.78%	+1.61%

Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

*	Not annualized.

4  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at Nov. 30, 2010)

Stocks	96.1%

Consumer Discretionary	5.2%

Consumer Staples	16.3%

Energy	15.6%

Financials	26.1%

Health Care	11.6%

Industrials	6.5%

Information Technology	6.8%

Materials	7.6%

Telecommunication Services	0.4%

Bonds	1.3%

Other(2)	2.6%

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at Nov. 30, 2010)

Costco Wholesale Corp.	5.2%

American Express Co.	4.7%

Wells Fargo & Co.	4.5%

CVS Caremark Corp.	3.7%

EOG Resources, Inc.	3.7%

Devon Energy Corp.	3.5%

Occidental Petroleum Corp.	3.4%

Loews Corp.	3.1%

Merck & Co., Inc.	3.0%

The Progressive Corp.	2.8%

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

6  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until Nov. 30, 2010.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  7

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	June 1, 2010	Nov. 30, 2010	the period(a)		expense ratio
Class A

Actual(b)	$1,000	$1,084.90	$6.22	(c)	1.17%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.52	$6.02	(c)	1.17%(c	)

Class B

Actual(b)	$1,000	$1,081.50	$10.29	(c)	1.94%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,015.59	$9.96	(c)	1.94%(c	)

Class C

Actual(b)	$1,000	$1,078.80	$10.22	(c)	1.93%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,015.64	$9.91	(c)	1.93%(c	)

Class I

Actual(b)	$1,000	$1,086.20	$3.93	(c)	.74%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,021.71	$3.81	(c)	.74%(c	)

Class R4

Actual(b)	$1,000	$1,084.30	$5.52	(c)	1.04%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.18	$5.35	(c)	1.04%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended Nov. 30, 2010: +8.49% for Class A, +8.15% for Class B, +7.88% for Class C, +8.62% for Class I and +8.43% for Class R4.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.17% for Class A, 1.94% for Class B, 1.93% for Class C, 0.74% for Class I and 1.04% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change is effective Aug. 1, 2010. Had this change been in place for the entire six month period ended Nov. 30, 2010, the actual expenses paid would have been $6.27 for Class A, $10.34 for Class B, $10.28 for Class C, $3.99 for Class I and $5.58 for Class R4; the hypothetical expenses paid would have been $6.07 for Class A, $10.01 for Class B, $9.96 for Class C, $3.86 for Class I and $5.40 for Class R4.

8  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

Portfolio of Investments

Nov. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (96.2%)
Issuer	Shares		Value(a)

Aerospace & Defense (0.7%)
Lockheed Martin Corp.	51,340		$3,493,174

Automobiles (1.5%)
Harley-Davidson, Inc.	245,290	(e)	7,672,671

Beverages (4.2%)
Diageo PLC, ADR	108,460	(c)	7,772,244
Heineken Holding NV	166,590	(c)	6,694,837
The Coca-Cola Co.	124,500		7,864,664

Total	22,331,745

Capital Markets (5.5%)
GAM Holding AG	141,000	(b,c)	2,073,038
Julius Baer Group Ltd.	251,800	(c)	9,551,899
The Bank of New York Mellon Corp.	506,000		13,656,940
The Charles Schwab Corp.	18,200		273,546
The Goldman Sachs Group, Inc.	21,070		3,289,870

Total	28,845,293

Chemicals (1.4%)
Air Products & Chemicals, Inc.	13,910		1,199,320
Monsanto Co.	53,000		3,175,760
Potash Corp. of Saskatchewan, Inc.	11,555	(c)	1,661,031
Praxair, Inc.	12,200		1,123,010

Total	7,159,121

Commercial Banks (4.4%)
Wells Fargo & Co.	855,063		23,266,264

Commercial Services & Supplies (1.6%)
Iron Mountain, Inc.	382,356	(e)	8,492,127

Computers & Peripherals (0.9%)
Hewlett-Packard Co.	111,220		4,663,455

Construction Materials (1.3%)
Martin Marietta Materials, Inc.	66,300	(e)	5,605,002
Vulcan Materials Co.	33,110	(e)	1,328,373

Total	6,933,375

Consumer Finance (4.6%)
American Express Co.	556,070		24,033,344

Containers & Packaging (2.2%)
Sealed Air Corp.	493,462	(e)	11,472,992

Diversified Financial Services (0.6%)
JPMorgan Chase & Co.	15,690		586,492
Moody’s Corp.	91,230	(e)	2,447,701

Total	3,034,193

Electrical Equipment (—%)
ABB Ltd., ADR	7,280	(b,c)	140,941

Electronic Equipment, Instruments & Components (1.0%)
Agilent Technologies, Inc.	154,120	(b)	5,397,282

Energy Equipment & Services (1.0%)
Schlumberger Ltd.	14,100		1,090,494
Transocean Ltd.	59,464	(b,c,e)	3,985,872

Total	5,076,366

Food & Staples Retailing (8.7%)
Costco Wholesale Corp.	395,134		26,715,010
CVS Caremark Corp.	609,001		18,879,031

Total	45,594,041

Food Products (1.2%)
Mead Johnson Nutrition Co.	44,940		2,677,076
Nestlé SA	17,300	(c)	939,947
The Hershey Co.	13,790	(e)	645,372
Unilever NV	68,600	(c)	1,946,868

Total	6,209,263

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	64,600		$3,136,330
Becton Dickinson and Co.	70,000	(e)	5,455,100

Total	8,591,430

Health Care Providers & Services (1.7%)
Express Scripts, Inc.	172,860	(b)	9,004,277

Household Durables (0.2%)
Hunter Douglas NV	24,007	(c,e)	979,006

Household Products (0.9%)
The Procter & Gamble Co.	81,030		4,948,502

Industrial Conglomerates (0.4%)
Tyco International Ltd.	55,561	(c)	2,105,206

Insurance (9.2%)
AON Corp.	14,420		578,530
Berkshire Hathaway, Inc., Class B	111,095	(b)	8,852,050
Fairfax Financial Holdings Ltd.	8,810	(c)	3,412,866
Loews Corp.	421,400		15,764,575
Markel Corp.	1,590	(b,e)	562,049
The Progressive Corp.	696,060		14,157,860
Transatlantic Holdings, Inc.	113,107		5,723,214

Total	49,051,144

Internet & Catalog Retail (0.4%)
Liberty Media Corp. — Interactive, Class A	126,400	(b,f)	1,954,144

Internet Software & Services (1.1%)
Google, Inc., Class A	10,302	(b)	5,724,924

IT Services (0.3%)
Visa, Inc., Class A	20,940	(e)	1,546,419

Marine (1.3%)
China Shipping Development Co., Ltd., Series H	1,432,000	(c,e)	1,977,174
Kuehne & Nagel International AG	36,158	(c)	4,637,866

Total	6,615,040

Media (0.6%)
Grupo Televisa SA, ADR	112,580	(c,e)	2,623,114
Liberty Media Corp. — Starz, Series A	10,118	(b,f)	635,866

Total	3,258,980

Metals & Mining (1.3%)
BHP Billiton PLC	97,300	(c)	3,456,872
Rio Tinto PLC	52,327	(c)	3,335,485

Total	6,792,357

Oil, Gas & Consumable Fuels (14.6%)
Canadian Natural Resources Ltd.	353,920	(c)	13,611,763
China Coal Energy Co., Ltd., Series H	3,365,100	(c)	5,289,109
Devon Energy Corp.	255,460		18,027,813
EOG Resources, Inc.	211,240	(e)	18,789,799
Occidental Petroleum Corp.	197,610		17,423,274
OGX Petroleo e Gas Participacoes SA	340,000	(b,c)	3,946,800

Total	77,088,558

Paper & Forest Products (1.4%)
Sino-Forest Corp.	10,400	(b,c,d)	225,303
Sino-Forest Corp.	334,210	(b,c)	7,240,240

Total	7,465,543

Personal Products (0.2%)
Natura Cosmeticos SA	37,400	(c)	1,005,304

Pharmaceuticals (8.3%)
Johnson & Johnson	220,300	(e)	13,559,465
Merck & Co., Inc.	450,668		15,534,526
Pfizer, Inc.	603,300		9,827,757
Roche Holding AG	34,600	(c)	4,745,079

Total	43,666,827

Professional Services (1.0%)
Dun & Bradstreet Corp.	67,600	(e)	5,092,984

See accompanying Notes to Portfolio of Investments.

10  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Real Estate Management & Development (1.7%)
Brookfield Asset Management, Inc., Class A	126,900	(c)	$3,709,287
Hang Lung Group Ltd.	825,000	(c)	5,283,741

Total	8,993,028

Semiconductors & Semiconductor Equipment (2.1%)
Texas Instruments, Inc.	343,360	(e)	10,918,848

Software (1.4%)
Activision Blizzard, Inc.	247,000		2,899,780
Microsoft Corp.	177,800		4,482,338

Total	7,382,118

Specialty Retail (2.6%)
Bed Bath & Beyond, Inc.	187,560	(b)	8,203,874
CarMax, Inc.	160,900	(b,e)	5,293,610

Total	13,497,484

Tobacco (1.1%)
Philip Morris International, Inc.	105,030		5,975,157

Transportation Infrastructure (1.6%)
China Merchants Holdings International Co., Ltd.	2,016,568	(c,e)	7,935,231
LLX Logistica SA	77,100	(b,c)	382,284

Total	8,317,515

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV, Series L, ADR	33,600	(c,e)	1,897,056

Total Common Stocks
(Cost: $406,985,381)			$505,687,498

Bonds (1.3%)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Automotive (1.0%)
Harley-Davidson, Inc. Senior Unsecured
02-01-14	15.000%	$4,000,000		$5,242,740

Paper (0.3%)
Sino-Forest Corp. Convertible
08-01-13	5.000	1,221,000	(c,d,g)	1,578,118

Total Bonds
(Cost: $5,221,000)				$6,820,858

Money Market Fund (2.6%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	13,814,652	(h)	$13,814,652

Total Money Market Fund
(Cost: $13,814,652)			$13,814,652

Investments of Cash Collateral Received
for Securities on Loan (14.7%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Asset-Backed Commercial Paper (0.4%)
Ebbets Funding LLC
12-10-10	0.500%	$1,999,167	$1,999,167

Certificates of Deposit (4.2%)
Caisse des Depots
12-13-10	0.345	2,997,386	2,997,386
Credit Industrial et Commercial
02-22-11	0.395	2,000,000	2,000,000
Development Bank of Singapore Ltd.
02-09-11	0.300	2,000,000	2,000,000
DZ Bank AG
01-21-11	0.335	1,998,884	1,998,884
Mitsubishi UFJ Trust and Banking Corp.
02-22-11	0.320	3,000,000	3,000,000
National Bank of Canada
03-21-11	0.410	1,000,000	1,000,000
Norinchukin Bank
02-08-11	0.330	2,000,000	2,000,000
Overseas Chinese Banking Corp.
12-30-10	0.350	3,000,000	3,000,000

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Investments of Cash Collateral Received
for Securities on Loan (continued)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Certificates of Deposit (cont.)
Sumitomo Mitsui Banking Corp.
12-13-10	0.310%	$2,000,000	$2,000,000
United Overseas Bank Ltd.
01-18-11	0.330	2,000,000	2,000,000

Total		21,996,270

Commercial Paper (0.4%)
Macquarie Bank Ltd.
01-04-11	0.370	1,998,746	1,998,746

Other Short-Term Obligations (0.2%)
The Goldman Sachs Group, Inc.
12-22-10	0.530	1,000,000	1,000,000

	Effective	Principal
Issuer	Yield	amount	Value(a)

Repurchase Agreements (9.5%)(i)
Barclays Capital, Inc. dated 10-13-10, matures 12-31-10, repurchase price
$4,001,309	0.380%	$4,000,000	$4,000,000
Barclays Capital, Inc. dated 11-04-10, matures 12-31-10, repurchase price
$5,001,636	0.380	5,000,000	5,000,000
Cantor Fitzgerald & Co. dated 11-30-10, matures 12-01-10, repurchase price
$14,000,101	0.260	14,000,000	14,000,000
Goldman Sachs & Co. dated 11-30-10, matures 12-01-10, repurchase price
$8,510,011	0.250	8,509,952	8,509,952
Merrill Lynch Pierce Fenner & Smith, Inc. dated 11-30-10, matures 12-01-10, repurchase price
$5,000,035	0.250	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 11-30-10, matures 12-01-10, repurchase price
$5,000,038	0.270	5,000,000	5,000,000
Morgan Stanley dated 04-15-10, matures 12-31-10, repurchase price
$7,002,893	0.480	7,000,000	7,000,000
RBS Securities, Inc. dated 11-30-10, matures 12-01-10, repurchase price
$1,507,016	0.380	1,507,000	1,507,000

Total			50,016,952

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $77,011,135)			$77,011,135

Total Investments in Securities
(Cost: $503,032,168)(j)			$603,334,143

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

 Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

12  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2010, the value of foreign securities, excluding short-term securities, represented 21.71% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2010, the value of these securities amounted to $1,803,421 or 0.34% of net assets.

(e)	At Nov. 30, 2010, security was partially or fully on loan. See Note 6 to the financial statements.

(f)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(g)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at Nov. 30, 2010 was $1,578,118, representing 0.30% of net assets. Information concerning such security holdings at Nov. 30, 2010 was as follows:

	Acquisition
Security	dates	Cost
Sino-Forest Corp. Convertible 5.000% 2013	07-17-08	$1,221,000

(h)	Affiliated Money Market Fund — See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2010.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.380%)
Security description	Value(a)
Arabella Ltd	$29,515
Banco Bilbao Vizcaya	997,787
Banco Bilbao Vizcaya Argentaria/New York NY	10,764
Bnp Paribas Ny	22,500
Bnz International Funding Ltd	4,797
Bp Capital Markets	140,678
Bpce	15,824
Central American Bank	51,959
Commonwealth Bank of Australia	123,996

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.380%) (continued)
Security description	Value(a)
Danske Corp	$5,440
Electricite De France	253,563
Gdz Suez	200,348
Golden Funding Corp	8,307
International Bus Mach Corp	36,796
Kfw	7,293
Nationwide Building	795,667
Natixis Ny	38,400
Natixis Us Finance Co	138,518
Novartis Fnc Corp	95,998
Oesterreichische Kno	495,418
Prudential Plc	342,605
Rabobank Nederland	19,784
Silver Tower Us Fund	66,941
Societe De Prise	284,608
Societe Generale Ny	4,160
Statens Bostadsfin	4,798
Ubs Ag Stamford	3,536

Total market value of collateral securities	$4,200,000

Barclays Capital, Inc. (0.380%)
Security description	Value(a)
Arabella Ltd	$36,894
Banco Bilbao Vizcaya	1,247,234
Banco Bilbao Vizcaya Argentaria/New York NY	13,455
Bnp Paribas Ny	28,125
Bnz International Funding Ltd	5,996
Bp Capital Markets	175,847
Bpce	19,780
Central American Bank	64,949
Commonwealth Bank of Australia	154,996
Danske Corp	6,800
Electricite De France	316,954
Gdz Suez	250,435
Golden Funding Corp	10,384
International Bus Mach Corp	45,995
Kfw	9,117
Nationwide Building	994,584
Natixis Ny	47,999
Natixis Us Finance Co	173,147
Novartis Fnc Corp	119,997
Oesterreichische Kno	619,273
Prudential Plc	428,256
Rabobank Nederland	24,730
Silver Tower Us Fund	83,676
Societe De Prise	355,759

14  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.380%) (continued)
Security description	Value(a)
Societe Generale Ny	$5,199
Statens Bostadsfin	5,998
Ubs Ag Stamford	4,421

Total market value of collateral securities	$5,250,000

Cantor Fitzgerald & Co. (0.260%)
Security description	Value(a)
Fannie Mae Grantor Trust	$2,530
Fannie Mae Interest Strip	727,706
Fannie Mae Principal Strip	134,051
Fannie Mae REMICS	1,460,145
Fannie Mae Whole Loan	73,670
Federal Farm Credit Bank	544,083
Federal Home Loan Mortgage Corp	287,239
Federal National Mortgage Association	247,207
FHLMC Multifamily Structured Pass Through Certificates	686
FHLMC Structured Pass Through Securities	773,780
Freddie Mac Coupon Strips	1,938
Freddie Mac Reference REMIC	14,142
Freddie Mac REMICS	2,290,736
Freddie Mac Strips	437,125
Ginnie Mae I Pool	971,127
Ginnie Mae II Pool	2,919,522
Government National Mortgage Association	1,060,102
United States Treasury Bill	1,175,646
United States Treasury Inflation Indexed Bonds	185,127
United States Treasury Strip Coupon	880,413
United States Treasury Strip Principal	93,026

Total market value of collateral securities	$14,280,001

Goldman Sachs & Co. (0.250%)
Security description	Value(a)
Government National Mortgage Association	$8,680,151

Total market value of collateral securities	$8,680,151

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value(a)
Government National Mortgage Association	$5,100,000

Total market value of collateral securities	$5,100,000

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.270%)
Security description	Value(a)
Fannie Mae Pool	$1,520,827
Freddie Mac Gold Pool	261,787
Freddie Mac Non Gold Pool	284,320
Ginnie Mae I Pool	3,016,215
Ginnie Mae II Pool	16,851

Total market value of collateral securities	$5,100,000

Morgan Stanley (0.480%)
Security description	Value(a)
Google Inc	$2,324,000
Lma Sa & Lma Americas	2,098,444
Lma Sa Lma Americas	886,835
Scaldis & Scaldis	2,040,721

Total market value of collateral securities	$7,350,000

RBS Securities, Inc. (0.380%)
Security description	Value(a)
Amortizing Residential Collateral Trust	$55,218
Argent Securities Inc	25,587
BA Credit Card Trust	28,243
Bear Stearns Asset Backed Securities Trust	13,317
Capital One Multi-Asset Execution Trust	381,327
Citibank Credit Card Issuance Trust	234,110
Citibank Omni Master Trust	45,924
First Franklin Mortgage Loan Asset Backed Certificates	47,449
First National Master Note Trust	84,775
Ford Credit Auto Owner Trust	28,003
Goal Capital Funding Trust	3,210
GS Mortgage Securities Corp II	50,298
HSBC Home Equity Loan Trust	143,633
Merrill Lynch/Countrywide Commercial Mortgage Trust	153,606
Nelnet Student Loan Trust	112,575
SLC Student Loan Trust	11,902
SLM Student Loan Trust	130,223
Structured Asset Investment Loan Trust	11,362
Wells Fargo Home Equity Trust	21,590

Total market value of collateral securities	$1,582,352

(j)	At Nov. 30, 2010, the cost of securities for federal income tax purposes was approximately $503,032,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$125,910,000
Unrealized depreciation	(25,608,000)

Net unrealized appreciation	$100,302,000

16  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

 Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Fair Value Measurements (continued)

investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Nov. 30, 2010:

	Fair value at Nov. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Beverages	$15,636,908	$6,694,837	$—	$22,331,745
Capital Markets	17,220,356	11,624,937	—	28,845,293
Food Products	5,269,316	939,947	—	6,209,263
Household Durables	—	979,006	—	979,006
Marine	—	6,615,040	—	6,615,040
Metals & Mining	—	6,792,357	—	6,792,357
Oil, Gas & Consumable Fuels	67,852,649	9,235,909	—	77,088,558
Personal Products	—	1,005,304	—	1,005,304
Pharmaceuticals	38,921,748	4,745,079	—	43,666,827
Real Estate Management & Development	3,709,287	5,283,741	—	8,993,028
Transportation Infrastructure	—	8,317,515	—	8,317,515
All Other Industries	294,843,562	—	—	294,843,562

Total Equity Securities	443,453,826	62,233,672	—	505,687,498

Bonds
Corporate Debt Securities	—	6,820,858	—	6,820,858

Total Bonds	—	6,820,858	—	6,820,858

Other
Affiliated Money Market Fund(c)	13,814,652	—	—	13,814,652
Investments of Cash Collateral Received for Securities on Loan	—	77,011,135	—	77,011,135

Total Other	13,814,652	77,011,135	—	90,825,787

Total	$457,268,478	$146,065,665	$—	$603,334,143

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2010.

18  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  19

Statement of Assets and Liabilities
Nov. 30, 2010 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $412,206,381)	$512,508,356
Affiliated money market fund (identified cost $13,814,652)	13,814,652
Investments of cash collateral received for securities on loan (identified cost $77,011,135)	77,011,135

Total investments in securities (identified cost $503,032,168)	603,334,143
Capital shares receivable	31,717
Dividends and accrued interest receivable	971,308
Receivable for investment securities sold	442,241

Total assets	604,779,409

Liabilities
Capital shares payable	729,596
Payable for investment securities purchased	1,251,152
Payable upon return of securities loaned	77,011,135
Accrued investment management services fees	10,578
Accrued distribution fees	3,230
Accrued transfer agency fees	402
Accrued administrative services fees	867
Accrued plan administration services fees	29
Other accrued expenses	99,236

Total liabilities	79,106,225

Net assets applicable to outstanding capital stock	$525,673,184

Represented by
Capital stock — $.01 par value	$1,110,999
Additional paid-in capital	517,032,445
Undistributed net investment income	3,538,747
Accumulated net realized gain (loss)	(96,319,368)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	100,310,361

Total — representing net assets applicable to outstanding capital stock	$525,673,184

*Value of securities on loan	$74,737,944

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$297,787,910	62,997,612	$4.73	(1)
Class B	$34,320,017	7,616,343	$4.51
Class C	$8,102,940	1,791,831	$4.52
Class I	$185,334,249	38,667,219	$4.79
Class R4	$128,068	26,881	$4.76

(1)	The maximum offering price per share for Class A is $5.02. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

Statement of Operations
Six months ended Nov. 30, 2010 (Unaudited)

Investment income
Income:
Dividends	$4,090,515
Interest	334,198
Income distributions from affiliated money market fund	18,604
Income from securities lending — net	85,192
Foreign taxes withheld	(70,246)

Total income	4,458,263

Expenses:
Investment management services fees	2,000,892
Distribution fees
Class A	387,433
Class B	207,180
Class C	41,455
Transfer agency fees
Class A	398,146
Class B	56,698
Class C	10,803
Class R4	58
Administrative services fees	161,532
Plan administration services fees — Class R4	179
Compensation of board members	6,726
Custodian fees	16,735
Printing and postage	24,200
Registration fees	21,865
Professional fees	12,633
Other	12,183

Total expenses	3,358,718
Expenses waived/reimbursed by the Investment Manager and its affiliates	(388,570)

Total net expenses	2,970,148

Investment income (loss) — net	1,488,115

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	17,657,056
Foreign currency transactions	(38,245)

Net realized gain (loss) on investments	17,618,811
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	23,884,942

Net gain (loss) on investments and foreign currencies	41,503,753

Net increase (decrease) in net assets resulting from operations	$42,991,868

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  21

Statements of Changes in Net Assets

	Six months ended	Year ended
	Nov. 30, 2010	May 31, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$1,488,115	$2,037,425
Net realized gain (loss) on investments	17,618,811	(13,103,016)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	23,884,942	109,091,553

Net increase (decrease) in net assets resulting from operations	42,991,868	98,025,962

Distributions to shareholders from:
Net investment income
Class A	—	(3,423,376)
Class B	—	(106,269)
Class C	—	(32,221)
Class I	—	(2,341,059)
Class R4	—	(1,514)

Total distributions	—	(5,904,439)

Capital share transactions
Proceeds from sales
Class A shares	4,632,614	18,142,223
Class B shares	527,274	2,481,557
Class C shares	348,231	1,019,117
Class I shares	2,157,414	20,258,460
Reinvestment of distributions at net asset value
Class A shares	—	3,342,142
Class B shares	—	104,437
Class C shares	—	31,673
Class I shares	—	2,341,000
Class R4 shares	—	1,427
Conversions from Class B to Class A
Class A shares	14,062,994	12,004,642
Class B shares	(14,062,994)	(12,004,642)
Payments for redemptions
Class A shares	(52,660,273)	(102,061,936)
Class B shares	(6,818,686)	(18,095,329)
Class C shares	(1,099,334)	(2,642,185)
Class I shares	(6,234,373)	(19,609,604)
Class R4 shares	(36,191)	(38,141)

Increase (decrease) in net assets from capital share transactions	(59,183,324)	(94,725,159)

Total increase (decrease) in net assets	(16,191,456)	(2,603,636)
Net assets at beginning of period	541,864,640	544,468,276

Net assets at end of period	$525,673,184	$541,864,640

Undistributed net investment income	$3,538,747	$2,050,632

The accompanying Notes to Financial Statements are an integral part of this statement.

22  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended
Class A	Nov. 30,		Year ended May 31,
Per share data	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$4.36		$3.71	$6.06	$7.02	$6.05	$5.45

Income from investment operations:
Net investment income (loss)	.01		.01	.04	.04	.03	.02
Net gains (losses) (both realized and unrealized)	.36		.68	(2.11)	(.42)	1.21	.60

Total from investment operations	.37		.69	(2.07)	(.38)	1.24	.62

Less distributions:
Dividends from net investment income	—		(.04)	(.01)	(.05)	(.02)	(.02)
Distributions from realized gains	—		—	(.27)	(.53)	(.25)	—

Total distributions	—		(.04)	(.28)	(.58)	(.27)	(.02)

Net asset value, end of period	$4.73		$4.36	$3.71	$6.06	$7.02	$6.05

Total return	8.49%		18.68%	(33.78% )	(5.49% )	20.76%	11.38%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.34%	(b)	1.37%	1.33%	1.27%	1.18%	1.26%

Net expenses after expense waiver/reimbursement(c)	1.17%	(b)	1.17%	1.10%	1.20%	1.13%	1.26%

Net investment income (loss)	.48%	(b)	.32%	.97%	.55%	.67%	.46%

Supplemental data
Net assets, end of period (in millions)	$298		$307	$319	$648	$823	$741

Portfolio turnover rate	4%		9%	19%	14%	12%	20%

See accompanying Notes to Financial Highlights.

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  23

Financial Highlights (continued)

	Six months
	ended
Class B	Nov. 30,		Year ended May 31,
Per share data	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$4.17		$3.55	$5.84	$6.79	$5.89	$5.32

Income from investment operations:
Net investment income (loss)	(.01)		(.02)	.01	(.01)	(.01)	(.02)
Net gains (losses) (both realized and unrealized)	.35		.65	(2.03)	(.41)	1.16	.59

Total from investment operations	.34		.63	(2.02)	(.42)	1.15	.57

Less distributions:
Dividends from net investment income	—		(.01)	—	—	—	—
Distributions from realized gains	—		—	(.27)	(.53)	(.25)	—

Total distributions	—		(.01)	(.27)	(.53)	(.25)	—

Net asset value, end of period	$4.51		$4.17	$3.55	$5.84	$6.79	$5.89

Total return	8.15%		17.67%	(34.26% )	(6.27% )	19.76%	10.71%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	2.11%	(b)	2.13%	2.09%	2.02%	1.95%	2.03%

Net expenses after expense waiver/reimbursement(c)	1.94%	(b)	1.94%	1.87%	1.96%	1.89%	2.03%

Net investment income (loss)	(.29%	)(b)	(.46% )	.19%	(.23% )	(.11% )	(.30%	)

Supplemental data
Net assets, end of period (in millions)	$34		$52	$69	$162	$258	$281

Portfolio turnover rate	4%		9%	19%	14%	12%	20%

See accompanying Notes to Financial Highlights.

24  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

	Six months
	ended
Class C	Nov. 30,		Year ended May 31,
Per share data	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$4.19		$3.57	$5.87	$6.82	$5.91	$5.34

Income from investment operations:
Net investment income (loss)	(.01)		(.02)	.01	(.01)	(.01)	(.01)
Net gains (losses) (both realized and unrealized)	.34		.66	(2.04)	(.41)	1.17	.58

Total from investment operations	.33		.64	(2.03)	(.42)	1.16	.57

Less distributions:
Dividends from net investment income	—		(.02)	—	—	—	—
Distributions from realized gains	—		—	(.27)	(.53)	(.25)	—

Total distributions	—		(.02)	(.27)	(.53)	(.25)	—

Net asset value, end of period	$4.52		$4.19	$3.57	$5.87	$6.82	$5.91

Total return	7.88%		17.78%	(34.24% )	(6.24% )	19.87%	10.67%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	2.10%	(b)	2.13%	2.08%	2.02%	1.94%	2.03%

Net expenses after expense waiver/reimbursement(c)	1.93%	(b)	1.93%	1.86%	1.96%	1.89%	2.03%

Net investment income (loss)	(.28%	)(b)	(.44% )	.22%	(.21% )	(.09% )	(.31%	)

Supplemental data
Net assets, end of period (in millions)	$8		$8	$8	$15	$20	$18

Portfolio turnover rate	4%		9%	19%	14%	12%	20%

See accompanying Notes to Financial Highlights.

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  25

Financial Highlights (continued)

	Six months
	ended
Class I	Nov. 30,		Year ended May 31,
Per share data	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$4.41		$3.75	$6.12	$7.09	$6.11	$5.49

Income from investment operations:
Net investment income (loss)	.02		.03	.06	.06	.06	.04
Net gains (losses) (both realized and unrealized)	.36		.69	(2.14)	(.42)	1.20	.62

Total from investment operations	.38		.72	(2.08)	(.36)	1.26	.66

Less distributions:
Dividends from net investment income	—		(.06)	(.02)	(.08)	(.03)	(.04)
Distributions from realized gains	—		—	(.27)	(.53)	(.25)	—

Total distributions	—		(.06)	(.29)	(.61)	(.28)	(.04)

Net asset value, end of period	$4.79		$4.41	$3.75	$6.12	$7.09	$6.11

Total return	8.62%		19.21%	(33.47% )	(5.20% )	21.04%	11.96%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	.83%	(b)	.86%	.79%	.86%	.76%	.83%

Net expenses after expense waiver/reimbursement(c)	.74%	(b)	.73%	.69%	.84%	.76%	.83%

Net investment income (loss)	.91%	(b)	.77%	1.42%	.91%	1.05%	.91%

Supplemental data
Net assets, end of period (in millions)	$185		$175	$148	$159	$91	$86

Portfolio turnover rate	4%		9%	19%	14%	12%	20%

See accompanying Notes to Financial Highlights.

26  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

	Six months
	ended
Class R4	Nov. 30,		Year ended May 31,
Per share data	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$4.39		$3.73	$6.11	$7.06	$6.08	$5.47

Income from investment operations:
Net investment income (loss)	.01		.02	.05	.06	.05	.03
Net gains (losses) (both realized and unrealized)	.36		.68	(2.13)	(.41)	1.21	.61

Total from investment operations	.37		.70	(2.08)	(.35)	1.26	.64

Less distributions:
Dividends from net investment income	—		(.04)	(.03)	(.07)	(.03)	(.03)
Distributions from realized gains	—		—	(.27)	(.53)	(.25)	—

Total distributions	—		(.04)	(.30)	(.60)	(.28)	(.03)

Net asset value, end of period	$4.76		$4.39	$3.73	$6.11	$7.06	$6.08

Total return	8.43%		18.84%	(33.64% )	(4.97% )	20.99%	11.65%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.17%	(b)	1.15%	1.11%	1.14%	1.03%	1.09%

Net expenses after expense waiver/reimbursement(c)	1.04%	(b)	1.02%	.80%	.83%	.96%	1.09%

Net investment income (loss)	.63%	(b)	.47%	1.24%	.91%	.87%	.64%

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—	$1	$1	$1

Portfolio turnover rate	4%		9%	19%	14%	12%	20%

Notes to Financial Highlights

(a)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  27

Notes to Financial Statements
(Unaudited as of Nov. 30, 2010)

1.	ORGANIZATION

RiverSource Partners Fundamental Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

At Nov. 30, 2010, Columbia Management Investment Advisers, LLC (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares. At Nov. 30, 2010, affiliated funds-of-funds owned approximately 35% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on

28  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  29

Notes to Financial Statements (continued)

conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Illiquid securities
At Nov. 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 2010 was $1,578,118 representing 0.30% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in

30  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  31

Notes to Financial Statements (continued)

3.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund’s subadviser. See Subadvisory agreement below. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.73% to 0.60% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $29,941 for the six months ended Nov. 30, 2010. The management fee for the six months ended Nov. 30, 2010 was 0.74% of the Fund’s average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

Subadvisory agreement
The Investment Manager has a Subadvisory Agreement with Davis Selected Advisers, L.P. (Davis) to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Davis to manage the investment of the Fund’s assets.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended Nov. 30, 2010 was 0.06% of the Fund’s average daily net assets.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2010, other expenses paid to this company were $190.

32  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A, Class B and Class C shares that varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R4 shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  33

Notes to Financial Statements (continued)

For the six months ended Nov. 30, 2010, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.26%
Class B	0.27
Class C	0.26
Class R4	0.08

Class I shares do not pay transfer agent fees.

Plan administration services fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication, and educational services.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,278,000 and $128,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $106,804 for Class A, $16,139 for Class B and $413 for Class C for the six months ended Nov. 30, 2010.

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the six months ended Nov. 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses

34  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

(excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A	1.17%
Class B	1.94
Class C	1.93
Class I	0.74
Class R4	1.04

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A	$108,826
Class B	15,132
Class C	2,917
Class R4	22

The management fees waived/reimbursed at the Fund level were $261,673.

Under an agreement which was effective until July 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class’ average daily net assets:

Class A	1.15%
Class B	1.92
Class C	1.91
Class I	0.70
Class R4	1.00

Effective Aug. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	1.17%
Class B	1.94
Class C	1.93
Class I	0.74
Class R4	1.04

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $21,172,721 and $77,775,183, respectively, for the six months ended Nov. 30, 2010. Realized gains and losses are determined on an identified cost basis.

5.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

	Six months ended	Year ended
	Nov. 30, 2010	May 31, 2010
Class A
Sold	1,032,021	4,248,637
Converted from Class B*	3,196,135	3,046,903
Reinvested distributions	—	749,359
Redeemed	(11,656,851)	(23,720,782)

Net increase (decrease)	(7,428,695)	(15,675,883)

Class B
Sold	124,820	610,479
Reinvested distributions	—	24,344
Converted to Class A*	(3,340,379)	(3,184,295)
Redeemed	(1,593,893)	(4,411,176)

Net increase (decrease)	(4,809,452)	(6,960,648)

Class C
Sold	81,041	245,907
Reinvested distributions	—	7,366
Redeemed	(254,268)	(638,790)

Net increase (decrease)	(173,227)	(385,517)

Class I
Sold	474,583	4,553,397
Reinvested distributions	—	519,069
Redeemed	(1,378,799)	(4,926,937)

Net increase (decrease)	(904,216)	145,529

36  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

	Six months ended	Year ended
	Nov. 30, 2010	May 31, 2010
Class R4
Reinvested distributions	—	317
Redeemed	(8,035)	(8,668)

Net increase (decrease)	(8,035)	(8,351)

*	Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Nov. 30, 2010, securities valued at $74,737,944 were on loan, secured by cash collateral of $77,011,135 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

$85,192 earned from securities lending for the six months ended Nov. 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $46,800,183 and $44,282,447, respectively, for the six months ended Nov. 30, 2010. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at Nov. 30, 2010, can be found in the Portfolio of Investments.

8.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to Oct. 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to

38  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

$300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2010.

9.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of passive foreign investment company (PFIC) holdings, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $108,808,925 at May 31, 2010, that if not offset by capital gains will expire as follows:

2017	2018

$26,053,833	$82,755,092

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

Because the measurement periods for a regulated investment company’s income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2010, the Fund had a post-October loss of $4,995,506 that is treated for income tax purposes as occurring on June 1, 2010.

10.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

The Board of Directors of the Fund has approved the proposed merger of the Fund into Columbia Contrarian Core Fund. It is currently anticipated that a meeting of shareholders will be held during the first half of 2011 to vote on the proposal.

11.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

40  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT  41

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

42  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND — 2010 SEMIANNUAL REPORT

RiverSource Partners Fundamental Value Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6247 L (1/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Managers Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	January 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	January 21, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Chief Financial Officer

Date	January 21, 2011